As filed with the Securities and Exchange Commission on July 19, 1999.

                           1933 Act File No. 333-44423
                           1940 Act File No. 811-8611

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-lA
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                             Pre-Effective Amendment No.                     [ ]

                            Post-Effective Amendment No. 3                   [X]

                                       and
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    [X]

                                 Amendment No. 4                             [X]

                     LM Institutional Fund Advisors II, Inc.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:
CHARLES A. BACIGALUPO                              BRYAN CHEGWIDDEN, ESQ.
100 Light Street                                   Ropes & Gray
Baltimore, Maryland 21202                          One International Place
(Name and Address of                               Boston, Massachusetts   02110
         Agent for Service)

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to Rule 485(b)
[ ] on June 1, 1998 pursuant to Rule 485(b)
[ ] 60 days after filing pursuant to Rule 485(a)(i)
[ ] on August 1, 1999 pursuant to Rule 485(a)(i)
[x] 75 days after filing pursuant to Rule 485(a)(ii)
[ ] on pursuant to Rule 485(a)(ii)

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         THIS POST-EFFECTIVE AMENDMENT RELATES SOLELY TO THE LM BALANCED INSTITUTIONAL PORTFOLIO, BATTERYMARCH US MIDCAPITALIZATION EQUITY PORTFOLIO AND BATTERYMARCH US SMALL CAPITALIZATION EQUITY PORTFOLIO. NO INFORMATION RELATING TO ANY OTHER SERIES OF THE REGISTRANT IS AMENDED OR SUPERSEDED HEREBY.

                     LM INSTITUTIONAL FUND ADVISORS II, INC.

                       Contents of Registration Statement

This registration statement consists of the following papers and documents:

Cover Sheet

Table of Contents

Cross Reference Sheets

Part A

Prospectus for the following Portfolios:

LM Balanced Institutional Portfolio
Batterymarch US MidCapitalization Equity Portfolio
Batterymarch US Small Capitalization Equity Portfolio


Part B

Statement of Additional Information for the following Portfolios:

LM Balanced Institutional Portfolio
Batterymarch US MidCapitalization Equity Portfolio
Batterymarch US Small Capitalization Equity Portfolio


Part C - Other Information

Signature Page

Exhibit Index

Exhibits

                     LM INSTITUTIONAL FUND ADVISORS II, INC.
                       LM Balanced Institutional Portfolio
               Batterymarch US MidCapitalization Equity Portfolio
              Batterymarch US Small Capitalization Equity Portfolio


                              CROSS REFERENCE SHEET

Part A. Item No.              Prospectus Caption
----------------              ------------------

       1                      Cover Page and Back Cover Page

       2 Description of Each Portfolio and Its Investment Strategy; Risk Summary; Performance Data

       3                      Expense Information

       4                      Not Applicable

       5                      Not Applicable

       6                      Management of the Portfolios

       7                      Purchase of Shares; Redemption of Shares;
                              Exchange Privilege; Net Asset Value; Dividends and Distributions to Shareholders; Tax Information

       8                      Distribution Plans

       9                      Financial Highlights

                     LM INSTITUTIONAL FUND ADVISORS II, INC.
                       LM Balanced Institutional Portfolio
               Batterymarch US MidCapitalization Equity Portfolio
              Batterymarch US Small Capitalization Equity Portfolio


                              CROSS REFERENCE SHEET

                                               Statement of Additional
Part B. Item No.                               Information Caption
----------------                               -----------------------

       10                                      Cover Page and Table of Contents

       11                                      Not Applicable

       12                                      Additional Information About
                                                 Investment Limitations and
                                                 Policies

       13                                      Management of the Portfolios

       14                                      Principal Holders of Securities

       15                                      Management of the Portfolios;
                                                 Other Information

       16                                      Portfolio Transactions and
                                                 Brokerage

       17                                      Other Information

       18                                      Purchases and Redemptions

       19                                      Additional Tax Information

       20                                      Management of the Portfolios

       21                                      Other Information

       22                                      Financial Statements

--------------------------------------------------------------------------------
LM INSTITUTIONAL FUND ADVISORS II                                 PROSPECTUS
                                                              September __, 1999
--------------------------------------------------------------------------------

    o    LM Balanced Institutional Portfolio
    o    Batterymarch US MidCapitalization Equity Portfolio
    o    Batterymarch US Small Capitalization Equity Portfolio

These securities have not been approved or disapproved by the securities and exchange commission nor has the securities and exchange commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

               [LM Institutional Fund Advisor Logo Appears Here]

--------------------------------------------------------------------------------
TABLE  OF  CONTENTS
--------------------------------------------------------------------------------

PROSPECTUS  SUMMARY...........................................................1
DESCRIPTION  OF  EACH  PORTFOLIO  AND  ITS  INVESTMENT  STRATEGY..............2
         LM Balanced Institutional Portfolio..................................2
         Batterymarch US MidCapitalization Equity Portfolio...................4
         Batterymarch US Small Capitalization Equity Portfolio................5
RISK SUMMARY..................................................................6
PERFORMANCE  DATA............................................................12
EXPENSE  INFORMATION.........................................................12
         LM Balanced Institutional Portfolio.................................12
         Batterymarch US MidCapitalization Equity Portfolio..................13
         Batterymarch US Small Capitalization Equity Portfolio...............13
MANAGEMENT  OF  THE  PORTFOLIOS..............................................14
         Board of Directors..................................................14
         Manager, Advisers...................................................14
         The Distributor.....................................................16
         Portfolio Transactions..............................................17
         Expenses............................................................17
PURCHASE  OF  SHARES.........................................................17
         Initial Investment..................................................17
         Additional Investments..............................................19
         Other Purchase Information..........................................19
         Retirement Plans....................................................19
         Account Registration Changes........................................20
DISTRIBUTION  PLANS..........................................................20
REDEMPTION  OF  SHARES.......................................................20
         Signature Guarantee.................................................22
EXCHANGE  PRIVILEGE..........................................................22
NET  ASSET  VALUE............................................................22
DIVIDENDS  AND  DISTRIBUTIONS  TO  SHAREHOLDERS..............................23
TAX  INFORMATION.............................................................24

--------------------------------------------------------------------------------
DESCRIPTION  OF  EACH  PORTFOLIO  AND  ITS  INVESTMENT  STRATEGY
--------------------------------------------------------------------------------

         The investment objective and policies for each Portfolio are stated below.

         LM Institutional Advisors, Inc. (the "Manager") serves as the investment manager to each Portfolio. Legg Mason Fund Adviser, Inc. ("LMFA") is the investment adviser to the LM Balanced Institutional Portfolio. Batterymarch Financial Management, Inc. ("Batterymarch") is the investment adviser to the Batterymarch US MidCapitalization Equity Portfolio and the Batterymarch US Small Capitalization Equity Portfolio. LMFA and Batterymarch are referred to as "Advisers."

--------------------------------------------------------------------------------
                       LM BALANCED INSTITUTIONAL PORTFOLIO
--------------------------------------------------------------------------------
Adviser:       LMFA
--------------------------------------------------------------------------------
Objective:     Long-term capital appreciation and current income
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES: The Portfolio is comprised of two separate investment components: an equity component and a fixed income component. The equity component will consist solely of Institutional Class shares of the LM Value Institutional Portfolio (the "Value Institutional Portfolio"), a series of LM Institutional Fund Advisors II, Inc., while the fixed income component will consist solely of Institutional Class shares of the Western Asset Core Portfolio (the "Core Portfolio"), a series of LM Institutional Fund Advisors I, Inc. The investment objectives and principal investment strategies of the Core and Value Institutional Portfolios are described below.

LMFA, the Portfolio's Adviser, will be responsible for allocating assets between the two components. LMFA currently anticipates that under normal market conditions approximately 60% of the Portfolio's total assets will be allocated to the equity component and approximately 40% will be allocated to the fixed income component. However, LMFA reserves the right to vary these percentages, as it deems appropriate and market opportunities arise, subject to the limitation that, under normal market conditions, at least 25% of the Portfolio's total assets will be allocated to the fixed income component. In addition, LMFA may also keep a portion of the Portfolio's assets in cash for temporary or defensive purposes, in order to meet redemption requests, or for investment purposes.

EQUITY COMPONENT: LM VALUE INSTITUTIONAL PORTFOLIO

         The sole investment of the Portfolio's equity component will be in Institutional Class shares of the Value Institutional Portfolio. The investment objective of the Value Institutional Portfolio is long-term growth of capital. LMIA serves as the Value Institutional Portfolio's manager and LMFA serves as its adviser. The Value Institutional Portfolio invests primarily in equity securities that, in LMFA's opinion, offer the potential for capital growth. LMFA follows a value discipline in selecting securities. This means LMFA seeks to purchase securities at large discounts to its assessment of their intrinsic value. For LMFA, assessment of intrinsic value is an ongoing, dynamic process employing both quantitative and qualitative analysis. LMFA takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. LMFA typically sells a security when, in its assessment, the security no longer appears to offer long-term above average risk adjusted rates of return, or when a more compelling investment opportunity is found.

         The Value Institutional Portfolio generally invests in companies with market capitalizations greater than $1_billion, but may invest in companies of any size. The Value Institutional Portfolio may also invest in debt securities when LMFA believes the return on certain debt securities may equal or exceed the return on equity securities on a risk adjusted basis.

FIXED INCOME COMPONENT: WESTERN ASSET CORE PORTFOLIO

         The sole investment of the LM Balanced Portfolio's fixed income component will be in Institutional Class shares of the Core Portfolio. The investment objective of the Core Portfolio is to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration of within 20% of the duration of the domestic bond market as a whole (normally four to six years, although this may vary) as measured by the Portfolio's adviser. LMIA serves as the Core Portfolio's manager and Western Asset Management Company ("Western Asset") serves as its adviser.


         To achieve its objectives, the Core Portfolio invests PRIMARILY in:

         o  U.S. Government obligations.
         o  Mortgage- and other asset-backed securities.
         o U.S. dollar-denominated obligations of foreign governments, international agencies or supranational organizations.
         o U.S. dollar-denominated fixed income securities of non-governmental domestic or foreign issuers.

         The Core Portfolio is PERMITTED to:

         o  Purchase other securities and instruments, including:
            - preferred stocks
            - structured notes
            - municipal obligations
            - convertible securities

            - pay-in-kind securities and zero coupon bonds
            - certificates of deposit, time deposits and banker's acceptances issued by domestic and foreign banks
            - commercial paper and other short-term investments.
         o Invest up to 25% of their total assets in the securities of foreign issuers.
         o Buy or sell futures contracts on fixed income instruments, options on such futures contracts and options on securities for both hedging and non-hedging purposes.
         o  Buy or sell securities on a forward commitment basis.
         o  Lend its portfolio securities.
         o  Engage in foreign currency exchange transactions.
         o  Engage in repurchase agreements and reverse repurchase agreements.
         o  Borrow money for temporary or emergency purposes.

         The Core Portfolio presently intends to limit its investments to U.S. dollar-denominated securities. The Core Portfolio also does not presently intend to invest in debt securities that are rated, at the time of purchase, below investment grade or, if unrated, determined by Western Asset to be of comparable quality.


--------------------------------------------------------------------------------
                  BATTERYMARCH US MIDCAPITALIZATION EQUITY PORTFOLIO
--------------------------------------------------------------------------------
Adviser:       Batterymarch
--------------------------------------------------------------------------------
Objective:     Capital appreciation
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES:Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of companies with medium market capitalizations domiciled, or having their principal activities, in the United States. The Adviser defines medium market capitalization companies as those with market capitalizations similar to the market capitalization of companies in the S&P MidCap 400 Index, determined at the time of the Fund's investment. A company that was a medium market capitalization company at the time of the Portfolio's investment will continue to be treated as such for purposes of the 65% test, even if its market capitalization is no longer similar to that of companies in the S&P MidCap 400 Index.

         Equity securities included common stock, preferred stock, securities convertible into or exchangeable for common stock, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk. The Portfolio may also invest in securities of companies in the form of American Depository Receipts which are typically dollar-denominated instruments traded on an exchange in the United States.

         The Adviser uses a bottom-up, quantitative stock selection process. The cornerstone of this process is a proprietary stock selection model that ranks the stocks in the Portfolio's investable universe by relative attractiveness on a daily basis. The quantitative factors within this model reflect a style neutral investment philosophy and are intended to measure growth, value, fundamental expectations and technical indicators (i.e., supply and demand).

         Although the Portfolio expects to remain substantially fully invested in equity securities, the Portfolio may invest in debt or fixed income securities of U.S. or foreign issuers, cash and money market instruments, including repurchase agreements. The Portfolio may also engage in reverse repurchase agreement transactions and other borrowings, purchase restricted and illiquid securities, lend its portfolio securities, invest in securities of other investment company, engage in foreign currency exchange transactions and engage in futures and options transactions.

--------------------------------------------------------------------------------
                 BATTERYMARCH US SMALL CAPITALIZATION EQUITY PORTFOLIO
--------------------------------------------------------------------------------
Adviser:       Batterymarch
--------------------------------------------------------------------------------
Objective:     Long-term capital appreciation
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES: Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of companies with small market capitalizations domiciled, or having their principal activities, in the United States. The Adviser defines small market capitalization companies as those whose market capitalizations are similar to the market capitalization of companies in the Russell 2000 Index, determined at the time of the Fund's investment. A company that was a small market capitalization company at the time of the Portfolio's investment will continue to be treated as such for purposes of the 65% test, even if its market capitalization is no longer similar to that of companies in the Russell 2000 Index.

         Equity securities included common stock, preferred stock, securities convertible into or exchangeable for common stock, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk. The Portfolio may also invest in securities of companies in the form of American Depository Receipts which are typically dollar-denominated instruments traded on an exchange in the United States.

         The Adviser uses a bottom-up, quantitative stock selection process. The cornerstone of this process is a proprietary stock selection model that ranks the stocks in the Portfolio's investable universe by relative attractiveness on a daily basis. The quantitative factors within this model reflect a style neutral investment philosophy and are intended to measure growth, value, fundamental expectations and technical indicators (i.e., supply and demand).

         Although the Portfolio expects to remain substantially fully invested in equity securities, the Portfolio may invest in debt or fixed income securities of U.S. or foreign issuers, cash and money market instruments, including repurchase agreements. The Portfolio may also engage in reverse repurchase agreement transactions and other borrowings, purchase restricted and illiquid securities, lend its portfolio securities, invest in securities of other investment company, engage in foreign currency exchange transactions and engage in futures and options transactions.

--------------------------------------------------------------------------------
RISK SUMMARY
--------------------------------------------------------------------------------

IN GENERAL -

At any time, your investment in a mutual fund may be worth more or less than the price you originally paid for it. You may lose money by investing in any mutual fund because: (i) the value of the investments it owns changes, sometimes rapidly and unpredictably; (ii) the mutual fund is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly; or (iii) unforeseen occurrences in the securities markets negatively affect the mutual fund.

MARKET RISK -

The Portfolios may invest, directly or indirectly, substantially all of their assets in equity securities (other than the fixed income component of the Balanced Portfolio). Prices of equity securities generally fluctuate more than those of other securities. A Portfolio may experience a substantial or complete loss on an individual stock. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole. Foreign securities have additional risks, see "Foreign Securities Risk" below.

Securities of "small cap" companies, such as those which the Batterymarch US Small Capitalization Equity Portfolio invests in, entail special risks. Such companies often have limited operating histories and may have more restricted product lines or more limited financial resources than larger, more established companies. For these and other reasons, they may be more severely affected by economic downturns or other adverse developments than are larger, more established companies. Securities of "small cap" companies may be traded "over-the-counter" and often trade less frequently and in more limited volume, may be subject to greater volatility and may be more difficult to value than securities of larger, more established companies. "Small cap" companies are often involved in actual or anticipated reorganizations or restructurings, which involve special risks, including difficulty in obtaining information as to the financial condition of such companies and the fact that market prices of such companies' securities are subject to sudden and erratic price volatility.

INVESTMENT MODELS -

The proprietary models used by the Advisers to evaluate securities or securities markets are based on the Advisers' understanding of the interplay of market factors and do not assure successful investment. The markets, or the prices of individual securities, may be affected by factors not foreseen in developing the models.

FOREIGN SECURITIES RISK -

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. The values of foreign securities are subject to economic and political developments in the countries and regions where the companies operate, such as changes in economic or monetary policies, and to changes in exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a foreign country.

In general, less information is publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies.

Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for a Portfolio to pursue its rights against a foreign government in that country's courts.
Some foreign governments have defaulted on principal and interest payments.

In addition, a Portfolio's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could effect the value of a Portfolio's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

EMERGING MARKETS RISK -

The risks of foreign investment are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

CURRENCY RISK -

Because certain Portfolios may invest in securities denominated in foreign currencies, their value can be affected by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A security may be denominated in a currency that is different from the currency where the issuer is domiciled.

The Portfolios from time to time hedge a portion of their currency risk, using a variety of techniques, including currency futures, forwards, or options. However, these instruments may not always work as intended, and in specific cases a Portfolio may be worse off than if had not used a hedging instrument. For most emerging market currencies, there are not suitable hedging instruments available.

INTEREST RATE RISK -

Each Portfolio is subject to interest rate risk, which is the possibility that the market prices of the Portfolios' investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed-income security, the greater is the effect on its value when rates increase.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

CREDIT RISK -

Each Portfolio is also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which each Portfolio invests. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality.

Moody's Investors Service considers debt securities rated Baa to have speculative characteristics. Debt securities rated below Baa/BBB are deemed by the ratings agencies to be speculative and may involve major risk of exposure to adverse conditions. These ratings may indicate that the securities are highly speculative and may be in default or in danger of default as to principal and interest.

Not all government securities are backed by the full faith and credit of the United States. Some are backed only by the credit of the issuing agency or instrumentality. Accordingly, there is at least a chance of default on these securities.

CALL RISK -

Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed-income securities experience when rates decline. Furthermore, the fund reinvests the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

SPECIAL RISKS OF HIGH YIELD SECURITIES -

Securities rated below Baa/BBB, commonly known as junk bonds or high yield securities, reflect a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile. These securities may be less liquid than higher-rated securities, which means a Portfolio may have difficulty selling them at times, and may have to apply a greater degree of judgment in establishing a price.

Although the Advisers consider credit ratings in making investment decisions, they perform their own investment analysis and do not rely on ratings assigned by the rating agencies. When a Portfolio buys lower rated debt, the achievement of its goals depends more on the Advisers' ability than would be the case if a Portfolio were buying investment grade debt.

SPECIAL RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES -

Mortgage-backed securities represent an interest in a pool of mortgages. When market interest rates decline, many mortgages are refinanced, and mortgage-backed securities are paid off earlier than expected. Prepayments may also occur on a scheduled basis or due to foreclosure. The effect on a Portfolio's return is similar to that discussed above for call risk.

When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancing slows, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of mortgage securities is usually more pronounced than it is for other types of fixed-income securities.

Certain Portfolios may also invest in asset-backed securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. Asset-backed securities are subject to many of the same risks as mortgage-backed securities.

Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed and asset-backed securities in which a Portfolio may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made are par, will cause a Portfolio to experience a loss equal to any unamortized premium. In addition, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Portfolio.

YEAR 2000 -

Like other mutual funds (and most organizations around the world), the Portfolios could be adversely affected by computer problems related to the year 2000. These could interfere with operations of the Portfolios, their Manager, distributor or Adviser, or could impact companies in which the Portfolios invest.

While no one knows if these problems will have any impact on the Portfolios or on financial markets in general, the manager and its affiliates are taking steps to protect fund investors. These include efforts to determine that the problem will not directly affect the systems used by major service providers.

Whether these steps will be effective can only be known for certain in the year 2000.

DERIVATIVES -

A Portfolio may engage in a variety of transactions using "derivatives," such as futures, options, warrants and swaps. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as "over the counter"). A Portfolio may use derivatives both for hedging and non-hedging purposes. Although the Advisers have the flexibility to use these strategies, they may choose not to for a variety of reasons, even under very volatile market conditions.

Derivatives involve special risks and costs and may result in losses to a Portfolio. The successful use of derivatives requires sophisticated management and a Portfolio will depend on the Advisers' ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses to a Portfolio. A Portfolio's use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a Portfolio's derivatives positions at any time. In fact, many over-the-counter instruments will not be liquid. Over-the-counter instruments also involve the risk that the other party will not meet its obligations to a Portfolio.

HEDGING -

The decision as to whether and to what extent a Portfolio will engage in hedging transactions to hedge against such risks as credit risk, currency risk and market risk will depend on a number of factors, including prevailing market conditions, the composition of a Portfolio's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that a Portfolio will engage in hedging transactions at any given time or from time to time.

TURNOVER -

The investment strategies employed by the Portfolios often involve high turnover rates. This results in higher trading costs and could cause a Portfolio to realize higher levels of taxable gains.

OTHER POLICIES -

In addition to the main investment strategies described above, a Portfolio may also make other types of investments, and therefore may be subject to other risks. Some of these risks are described in the Portfolios' Statement of Additional Information ("SAI").

At times the Advisers may judge that market conditions make pursuing a Portfolio's investment strategies inconsistent with the best interests of its shareholders. The Advisers then may temporarily use alternative strategies that are mainly designed to limit a Portfolio's losses. Although the Advisers have the flexibility to use these strategies, it may choose not to for a variety of reasons, even in very volatile market conditions. These strategies may cause a Portfolio to miss out on investment opportunities, and may prevent a Portfolio from achieving its goal.

In addition, an Adviser may also keep a portion of a Portfolio's assets in cash for temporary or defensive purposes, in order to meet redemption requests, or for investment purposes.

--------------------------------------------------------------------------------
PERFORMANCE  DATA
--------------------------------------------------------------------------------

None of the Portfolios have performance to report. Since each Portfolio's performance can be expected to vary from year to year, however, there are risks of investing in the Portfolios.

--------------------------------------------------------------------------------
EXPENSE  INFORMATION
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Portfolio.

The examples beside the tables are intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                       LM BALANCED INSTITUTIONAL PORTFOLIO
--------------------------------------------------------------------------------

                               Institutional          Financial
                                   Class         Intermediary Class        Institutional Class Example
                               -------------     ------------------        ---------------------------
SHAREHOLDER FEES                None              None
(FEES PAID DIRECTLY                                                        1   year          $ 30.71
FROM YOUR INVESTMENT)                                                      3   years         $ 96.51

ANNUAL FUND
OPERATING EXPENSES
(EXPENSES THAT ARE                                                         Financial Intermediary
DEDUCTED FROM FUND ASSETS)                                                      Class Example
                                                                           ----------------------
     Management Fees            .05%              .05%                     1   year          $ 56.22
     12b-1 Fees                 None              .25%                     3   years         $176.29
     Other Expenses             .25%              .25%
                               ------            ------
Total
Operating Expenses              .30%              .55%
                               ======            ======

--------------------------------------------------------------------------------
                  BATTERYMARCH US MIDCAPITALIZATION EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                               Institutional          Financial
                                   Class         Intermediary Class        Institutional Class Example
                               -------------     ------------------        ---------------------------
SHAREHOLDER FEES                    None              None
(FEES PAID DIRECTLY                                                        1 year            $ 51.13
FROM YOUR INVESTMENT)                                                      3 years           $160.38

ANNUAL FUND
OPERATING EXPENSES
(EXPENSES THAT ARE
                                         Financial Intermediary
DEDUCTED FROM FUND ASSETS)                                                      Class Example
                                                                           ----------------------
     Management Fee                 .50%              .50%                 1 year            $ 76.59
     12b-1 Fees*                    None              .25%                 3 years           $239.69
     Other Expenses                 .35%              .35%
                                    ----              ----
Total
Operating Expenses                  .85%              1.10%
                                    ====              =====
Expense Reimbursement              (.10%)             (.10%)
Net Expenses**                      .75%              1.00%
                                    ====              =====

--------------------------------------------------------------------------------
                 BATTERYMARCH US SMALL CAPITALIZATION EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                               Institutional          Financial
                                   Class         Intermediary Class        Institutional Class Example
                               -------------     ------------------        ---------------------------
SHAREHOLDER FEES                    None              None
(FEES PAID DIRECTLY                                                        1 year          $ 71.51
FROM YOUR INVESTMENT)                                                      3 years         $223.87

ANNUAL FUND
OPERATING EXPENSES
(EXPENSES THAT ARE                                                         Financial Intermediary
DEDUCTED FROM FUND ASSETS)                                                      Class Example
                                                                           ----------------------
     Management Fees                .70%              .70%                 1 year          $ 96.92
     12b-1 Fees*                    None              .25%                 3 years         $302.71
     Other Expenses                 .25%              .25%
                                    ----              ----

Total
Operating Expenses                  .95%              1.20%
                                    ====              =====

* The 12b-1 fees shown in the tables reflect the amount to which the Directors have currently limited payments under the Portfolios' Distribution Plans. Pursuant to each Portfolio's Distribution Plan, the Directors may increase the 12b-1 fees to 0.40% of average net assets without shareholder approval. As a result of the 12b-1 fees, long-term shareholders of the Financial Intermediary Class may pay more than the economic equivalent of the maximum sales charge permitted by the National Association of Securities Dealers, Inc.

** "Other Expenses" shown for the LM Balanced Institutional Portfolio does not include any fees and expenses attributable to the Portfolio's investment in the Value Institutional Portfolio (with respect to the equity component) and the Core Portfolio (with respect to the fixed income component) that will be incurred. The Management Fees, 12b-1 Fees, Other Expenses, Total Operating Expenses, Expense Reimbursement and Net Expenses, respectively, for the Institutional Class shares of these two Portfolios for the fiscal year ended March 31, 1999 were as follows: Value Institutional Portfolio -- .60%, none, .25%, .85%, (.10%), and .75%; Core Portfolio -- .45%, none, .06%, .51%
    (.01%) and .50%.

*** Reflects the Manager's contractual obligation to limit Portfolio expenses through September__, 2000.
--------------------------------------------------------------------------------
MANAGEMENT  OF  THE  PORTFOLIOS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     GENERAL
--------------------------------------------------------------------------------

         LM Institutional Fund Advisors II, Inc. ("LMIFA II") is an open-end management investment company comprised of a variety of separate investment portfolios. LMIFA II was organized as a Maryland corporation on January 13, 1998.

--------------------------------------------------------------------------------
                               BOARD OF DIRECTORS
--------------------------------------------------------------------------------

         The business affairs of LMIFA II are managed under the direction of a Board of Directors, and the Directors of LMIFA II are responsible for generally overseeing the conduct of each Portfolio's business. Information about the Directors and executive officers of LMIFA II may be found in the SAI.

         The Board of Directors has retained the Manager and the Advisers to manage the Portfolios' affairs, furnish a continuing investment program for the Portfolios and make investment decisions on their behalf, subject to such policies as the Directors may determine.

--------------------------------------------------------------------------------
                    MANAGER, ADVISERS AND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

         The Portfolios are managed by the Manager. Each Portfolio pays the Manager a monthly fee based on the average net assets of the Portfolio at the following rates:

--------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUAL PERCENTAGE OF
                                    PORTFOLIO                                             AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------------------------------
LM Balanced Institutional Portfolio                                                              .05%*
Batterymarch US MidCapitalization Equity Portfolio                                               .50%
Batterymarch US Small Capitalization Equity Portfolio                                            .70%
--------------------------------------------------------------------------------------------------------------------

* Does not include management fees attributable to the Portfolio's investment in the Value Institutional and Core Portfolios. See "Expense Information -- LM Balanced Institutional Portfolio" and the notes thereto for a description of these fees.

         The Manager is a Maryland corporation formed on February 20, 1998 and is a wholly owned subsidiary of Legg Mason, Inc., a financial services holding company.

         In order to assist in carrying out its investment advisory responsibilities, the Manager has retained the Advisers to render advisory services to the Portfolios. The Manager pays the fees of the Advisers.

         The Manager pays a Portfolio's Adviser a monthly fee based on the average net assets of the Portfolio at the following rates:

--------------------------------------------------------------------------------------------------------------------
                          PORTFOLIO                                     ADVISER                 ADVISER FEE
--------------------------------------------------------------------------------------------------------------------
LM Balanced Institutional                                                 LMFA                      .05%
--------------------------------------------------------------------------------------------------------------------
Batterymarch US MidCapitalization Equity                              Batterymarch                 [.50]%
--------------------------------------------------------------------------------------------------------------------
Batterymarch US Small Capitalization Equity                           Batterymarch                 [.70]%
--------------------------------------------------------------------------------------------------------------------

         LMFA. LMFA acts as adviser or manager to eighteen investment company portfolios which had aggregate assets under management of approximately $13.947 billion as of March 31, 1999. LMFA's address is 100 Light Street, Baltimore, Maryland 21202. LMFA is a subsidiary of Legg Mason, Inc.

         BATTERYMARCH. Batterymarch, a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds, as well as to individual investors. Total assets under management by Batterymarch were approximately $5.3 billion as of June 30, 1999. The address of Batterymarch is 200 Clarendon Street, Boston, Massachusetts 02116.

         WESTERN ASSET. Western Asset, a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds, as well as to individual investors. Total assets under management by Western Asset were approximately $49 billion as of March 31, 1999. The address of Western Asset is 117 East Colorado Boulevard, Pasadena, California 91105.

         EXPENSE LIMITATIONS. The Manager and the Advisers have until September 17, 2000 voluntarily agreed to waive their fees and/or reimburse each Portfolio in any month to the extent a Portfolio's expenses (exclusive of taxes, interest, deferred organizational expenses, 12b-1 fees, brokerage and extraordinary expenses) exceed during that month the annual rate of that Portfolio's average net assets set forth below:

Batterymarch US MidCapitalization Equity Portfolio               .75%
Batterymarch US Small Capitalization Equity Portfolio            .95%

         Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by a Portfolio to the Manager and the Advisers to the extent that from time to time during the next three fiscal years the repayment will not cause a Portfolio's expenses to exceed the limit, if any, imposed by the Manager and the Advisers at that time.

         These agreements are voluntary and may be terminated by the Manager and the Advisers at any time.

         PORTFOLIO MANAGERS. The names and business experience for the past five years for each portfolio manager are set forth in the following chart.

----------------------------------------------------------------------------------------------------
                                                     Portfolio Manager and Business Experience
               Portfolio                                         (Past Five Years)
----------------------------------------------------------------------------------------------------
LM Balanced Institutional Portfolio              William H. Miller, III is a portfolio manager
                                                 and President of LMFA, which serves as Advisor of
                                                 the Fund and the LM Value Institutional
                                                 Portfolio (which constitutes the Fund's equity
                                                 component).  Mr. Miller has been employed by
                                                 LMFA since 1982.

                                                 Western Asset, which serves as Adviser of the
                                                 Core Portfolio (which constitutes the Fund's fixed
                                                 (which constitutes uses a team of investment
                                                 strategy professionals.
----------------------------------------------------------------------------------------------------
Batterymarch US MidCapitalization Equity Portfolio      The Batterymarch Developed Markets (US) Team
----------------------------------------------------------------------------------------------------
Batterymarch US Small Capitalization Equity Portfolio   The Batterymarch Developed Markets (US) Team
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 THE DISTRIBUTOR
--------------------------------------------------------------------------------

         Legg Mason Wood Walker, Incorporated ("LMWW") is the distributor of each Portfolio's shares. LMWW pays certain expenses in connection with the offering of shares of each Portfolio, including any compensation to its financial advisors, the printing and distribution of prospectuses, SAIs and periodic reports used in connection with the offering to prospective investors, and expenses relating to any supplementary sales literature or advertising. The Portfolios bear the expenses of preparing, setting in type and mailing the prospectuses, SAIs and periodic reports to existing shareholders.

--------------------------------------------------------------------------------
                             PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

         Each Portfolio's Adviser places all orders for the purchase and sale of portfolio investments with brokers or dealers selected by it in its discretion. It will seek the best price and execution of each Portfolio's orders. However, the Adviser may pay higher commission rates than the lowest available when it believes it is reasonable to do so in light of the value of brokerage and research services provided by the broker effecting the transaction. The Adviser may also consider sales of shares of the Portfolio (or other portfolios or other funds managed by it or its affiliates, to the extent permitted by applicable law) in selecting broker-dealers to execute Portfolio transactions. The Portfolios may use LMWW, among others, as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution.

         Some securities considered by an Adviser for purchase by a Portfolio may also be appropriate for other clients served by the Adviser. Transactions in such securities will be allocated among the Portfolios and such other clients in a manner considered fair and reasonable by the Adviser.

--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------

         Each Portfolio pays its share of all expenses of LMIFA II that are not assumed by the Manager, the Adviser or other parties, including Directors', auditing, legal, custodial, transfer agency and distribution fees (which are in turn allocated to the Financial Intermediary Class of shares).

--------------------------------------------------------------------------------
PURCHASE  OF  SHARES
--------------------------------------------------------------------------------

         The Portfolios offer two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a 12b-1 fee. See "Distribution Plans" below for more information.

--------------------------------------------------------------------------------
                               INITIAL INVESTMENT
--------------------------------------------------------------------------------

         Prior to or concurrent with the initial purchase of shares in any Portfolio, each investor must open an account for that Portfolio by completing and signing an Application and mailing it to Boston Financial Data Services (the "Transfer Agent" or "BFDS") at the following address: P.O. Box 953, Boston, Massachusetts 02103. The Portfolios have established minimum investment criteria that vary depending upon which class of shares you wish to purchase. For Institutional Class shares, investors must have at least $50 million in assets and invest in the aggregate at least $1 million in the Portfolios and the portfolios of LM Institutional Fund Advisors I, Inc. For Financial Intermediary Class shares, investors must have at least $30 million in assets and invest in the aggregate at least $1 million in the Portfolios and the portfolios of LM Institutional Fund Advisors I, Inc. The Portfolios reserve the right to revise the minimum investment requirement and may waive it in their sole discretion.

         A purchase order, together with payment in proper form, received by the Transfer Agent prior to the close of regular trading on the Exchange (ordinarily 4:00 p.m., Eastern time) ("close of the Exchange") will be effected at that day's net asset value. An order received after the close of the Exchange will generally be effected at the net asset value determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries by the close of the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day.

         Purchases of shares can be made by wiring federal funds to State Street Bank and Trust Company. Before wiring federal funds, the investor must first telephone the Portfolio at 1-888-42-LMIFA to receive instructions for wire transfer. On the telephone, the following information will be required: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the Portfolio and class of shares to be purchased; amount being wired; and name of the wiring bank.

         Funds should be wired through the Federal Reserve System to:

                  State Street Bank and Trust Company
                  ABA # 011-000-028
                  LM Institutional Fund Advisors [insert name of Portfolio] [Insert your account name and number]

         The wire should state that the funds are for the purchase of shares of a specific Portfolio and include the account name and number.

         Shares may also be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the Manager. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the Portfolio in question. Securities offered in payment for shares will be valued in the same way and at the same time the Portfolio values it portfolio securities for purposes of determining net asset value. See "How Each Portfolio Values Its Shares," below. Investors who wish to purchase Portfolio shares through the contribution of securities should contact the Portfolio at 1-888-42-LMIFA for instructions. Investors should also realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. The Portfolio has full discretion to reject any securities offered as payment for shares. As described below, each Portfolio may offer Financial Intermediary Class shares that are offered primarily through financial intermediaries. Each Portfolio may pay financial intermediaries for their services out of that class's assets pursuant to the class' distribution plan or otherwise. Legg Mason and its affiliates (including the Manager and the Advisers) may also from time to time, at their own expense, make payments to financial intermediaries that sell shares of the Portfolios or to other parties in connection with the sale of shares. If investors effect transactions through a broker or agent, investors may be charged a fee by that broker or agent.

         Any shares purchased or received as a distribution will be credited directly to the investor's account.

--------------------------------------------------------------------------------
                             ADDITIONAL INVESTMENTS
--------------------------------------------------------------------------------

         Additional investments may be made at any time at the relevant net asset value for that class by following the procedures outlined above. Investors should always furnish a shareholder account number when making additional purchases.

--------------------------------------------------------------------------------
                           OTHER PURCHASE INFORMATION
--------------------------------------------------------------------------------

         Purchases will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

         Each Portfolio and LMWW reserves the right, in its sole discretion, to suspend the offering of shares or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Portfolio; to waive the minimum initial investment for certain investors; and to redeem shares if information provided in the Application should prove to be incorrect in any manner judged by a Portfolio to be material (e.g., in a manner such as to render the shareholder ineligible to purchase shares of a Portfolio). A Portfolio may suspend the offering of shares at any time and resume it at any time thereafter.

         Shares of the Portfolios may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of a particular Portfolio are available for offer and sale in their State of residence. Shares of the Portfolio may not be offered or sold in any State unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

         Purchases and sales of Portfolio shares should be made for long-term investment purposes only. Each Portfolio reserves the right to restrict purchases of shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident.

--------------------------------------------------------------------------------
                                RETIREMENT PLANS
--------------------------------------------------------------------------------

         Shares of the Portfolios are available for purchase by retirement plans, including 401(k) plans, 403(b) plans and Individual Retirement Accounts ("IRAs"). The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Portfolio as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

--------------------------------------------------------------------------------
                          ACCOUNT REGISTRATION CHANGES
--------------------------------------------------------------------------------

         Changes in registration or account privileges may be made in writing to the Transfer Agent. Signature guarantees may be required. See "Signature Guarantee" below. All correspondence must include the account number and must be sent to:

                  Boston Financial Data Services
                  P.O. Box 953
                  Boston, Massachusetts,  02103

--------------------------------------------------------------------------------
DISTRIBUTION  PLANS
--------------------------------------------------------------------------------

         The Board of Directors has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act with respect to shares of the Financial Intermediary Class of each Portfolio. Under the terms of each Plan, a Portfolio is permitted to pay, out of the assets of the Financial Intermediary Class of the Portfolio, in an amount up to 0.40% on an annual basis of the average daily net assets of that class, LMWW, financial intermediaries and other parties that provide services in connection with or are otherwise involved in the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium, and to reimburse certain other expenses and payments. Payments under the Plans are currently limited to 0.25% of average daily net assets. For more information regarding the Plans and their terms, see the SAI.

--------------------------------------------------------------------------------
REDEMPTION  OF  SHARES
--------------------------------------------------------------------------------

         Portfolio shares may be redeemed through three methods: (1) by sending a written request for redemption to the Transfer Agent at P.O. Box 953, Boston, Massachusetts 02103; (2) by calling the Portfolio at 1-888-42-LMIFA; or (3) by wire communication with the Transfer Agent. In each case, the investor should first notify the Portfolio at 1-888-42-LMIFA of the intention to redeem. No charge is made for redemptions. Shareholders who wish to be able to redeem by telephone or wire communication must complete an authorization form in advance. Redemptions over $10,000,000 may be initiated by telephone, but must be confirmed in writing prior to processing. With respect to telephone redemptions or transfers, the Transfer Agent will process orders based on instructions from a shareholder, or any person claiming to act as his or her representative, who can provide it with his or her account registration and address as it appears on its records. The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.

         Upon receipt of a request for redemption as described below (a request "in good order") before the close of the Exchange on any day when the Exchange is open, the Transfer Agent will redeem Portfolio shares at that day's net asset value per share. Requests for redemption received by the Transfer Agent after the close of the Exchange will be executed at the net asset value next determined. However, orders received by certain retirement plans and other financial intermediaries by the close of the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day. The Portfolios may refuse to effect redemption requests during periods permitted by federal securities laws.

         Requests for redemption should indicate:

                  1) The number of shares or dollar amount to be redeemed and the investor's shareholder account number;

                  2) The investor's name and the names of any co-owner of the account, using exactly the same name or names used in establishing the account;

                  3) Proof of authorization to request redemption on behalf of any co-owner of the account (please contact the Portfolio for further details); and

                  4) The name, address, and account number to which the
                     redemption payment should be sent.

         Payment of the redemption price normally will be made by wire one business day after receipt of a redemption request in good order. However, each Portfolio reserves the right to postpone the payment date when the Exchange is closed, when trading is restricted, or during other periods as permitted by federal securities laws, or to take up to seven days to make payment upon redemption if the Portfolio involved could be adversely affected by immediate payment. Redemption proceeds may also be paid in kind at the discretion of the Portfolio. Shareholders who receive a redemption in kind may incur costs to dispose of such securities.

         Shareholders of some investment companies have experienced difficulty contacting their funds by telephone during periods of intense market activity. Shareholders who are unable to contact a Portfolio by telephone and wish to make a redemption should follow the instructions for redeeming by mail or by wire.

         Other supporting legal documents, such as copies of the trust instrument or power of attorney, may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption or repurchase. If you have a question concerning the sale or redemption of shares, please contact the Portfolio or the Transfer Agent.

         Any Portfolio may elect to close any shareholder account when the current value of the account is less than $1 million due to redemptions or exchanges by the shareholder by redeeming all of the shares in the account and mailing the proceeds to the investor. If a Portfolio elects to redeem the shares in an account, the shareholder will be notified that the account is below $1 million and will be allowed 30 days in which to make an additional investment in order to avoid having the account closed. Shares will be redeemed at the net asset value calculated on the day of redemption. Any Portfolio may change the $1 million minimum account balance from time to time without notice to shareholders.

--------------------------------------------------------------------------------
                               SIGNATURE GUARANTEE
--------------------------------------------------------------------------------

         When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). Each Portfolio and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. Any Portfolio may change the signature guarantee requirements from time to time without prior notice to shareholders.

--------------------------------------------------------------------------------
EXCHANGE  PRIVILEGE
--------------------------------------------------------------------------------

         Shareholders in any Portfolio may exchange their shares for shares of the same class of any of the other Portfolios or of any of the portfolios offered by LM Institutional Fund Advisors I, Inc., provided that the shares of that class are being offered at the time of the proposed exchange. Investments by exchange among any of the Portfolios are made at the per share net asset values next determined after the order for exchange is received in good order.

         The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where a Portfolio believes doing so would be in its best interest, the Portfolio reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. For further information concerning the exchange privilege, or to make an exchange, please contact the Portfolio at 1-888-42-LMIFA.

--------------------------------------------------------------------------------
NET  ASSET  VALUE
--------------------------------------------------------------------------------

         Net asset value per share of each class of shares is determined daily for each Portfolio as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time), on every day that the Exchange is open, by subtracting the Portfolio's liabilities attributable to a given class of shares from its total assets attributable to the class and dividing the result by the number of shares of that class outstanding. Net asset value will not be determined on days on which the Exchange is closed.

         Portfolio securities and other assets for which market quotations are readily available are valued at current market value. Current market value means the last sale price of the day for a comparable position, or, in the absence of any such sales, the mean between representative bid and asked prices obtained from a quotation reporting system. Securities with remaining maturities of 60 days or less are generally valued at amortized cost. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotations obtained from brokers and dealers or pricing services which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available and whose durations are comparable to those of the securities being valued.

         Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Directors or persons acting at their direction. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Directors or persons acting at their direction may determine in computing net asset value.

         Because of time zone differences, foreign exchanges and securities markets will usually be closed prior to the time of the closing of the Exchange and values of foreign investments will be determined as of the earlier closing of such exchanges and securities markets. However, events affecting the values of such foreign securities may occasionally occur between the earlier closings of such exchanges and securities markets and the closing of the Exchange which will not be reflected in the computation of the net asset value. If an event materially affecting the value of such foreign securities occurs during such period, then such securities will be valued at fair value as determined in good faith by the Directors or persons acting at their direction.

--------------------------------------------------------------------------------
DIVIDENDS  AND  DISTRIBUTIONS  TO  SHAREHOLDERS
--------------------------------------------------------------------------------

         All the Portfolios declare and pay dividends annually out of their net investment income for that year. Distributions of net realized capital gains are made annually.

         Shareholders may elect to receive dividends and distributions in one of four ways:

                  1) Receive both dividends and other distributions in shares of the same class of the distributing Portfolio;

                  2) Receive dividends in cash and other distributions in shares of the same class of the distributing Portfolio;

                  3) Receive dividends in shares of the same class of the distributing Portfolio and other distributions in cash; or

                  4) Receive both dividends and other distributions in cash.

         If no election is made, both dividends and other distributions are credited to a shareholder's Portfolio account in shares (of the same class as the shares already held) at the net asset value of the shares determined as of the close of the Exchange on the reinvestment date.

         Reinvestment of dividends and other distributions occurs on the ex-dividend date. An election to receive dividends or other distributions in cash rather than additional shares may be made by notifying the Transfer Agent in writing.

         If a shareholder has elected to receive dividends and/or other distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

         The Directors reserve the right to revise the dividend policy or postpone the payment of dividends if warranted in their judgment due to unusual circumstances, such as an unexpected large expense, loss or fluctuation in net asset value.

--------------------------------------------------------------------------------
TAX  INFORMATION
--------------------------------------------------------------------------------

         Each Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Portfolio will distribute substantially all its net investment income and net realized capital gains to its shareholders on a current basis.

         Distributions from a Portfolio (whether paid in cash or reinvested in shares of the Portfolio) will be taxable to shareholders (other than IRAs, other qualified retirement plans and other tax-exempt investors) as ordinary income to the extent derived from the Portfolio's investment income and net short-term gains. Portfolio distributions of net capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable as long-term capital gain.

         Special tax rules apply to investments through defined contributions plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Portfolio as an investment through such plans and the precise effect of an investment on their particular tax situation.

         A Portfolio's investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments. In that case, a Portfolio's yield on those securities would be decreased.

         If at the end of a Portfolio's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Portfolio may make an election to treat any foreign taxes paid by it as paid by its shareholders. In this case, shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents generally will be required to include in U.S. taxable income their pro rata share of such taxes, but may then generally be entitled to claim a foreign tax credit or deduction (but not both) for their share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Portfolio may be subject to certain limitations (including a holding period requirement, applicable to both a Portfolio and its shareholders, imposed by the Taxpayer Relief Act of 1997).

         A Portfolio's transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of a Portfolio's income distributions to constitute a return of capital for tax purposes or require a Portfolio to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

         Investment in an entity that qualifies as a "passive foreign investment company" under the Internal Revenue Code of 1986 could subject a Portfolio to a U.S. federal income tax or other charge on certain "excess distributions" with respect to the investment, and on the proceeds from disposition of the investment. A Portfolio may make an election to mark the gains (and to a limited extent losses) in such investments "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the Portfolio's taxable year.

         Early each year each Portfolio will notify its shareholders of the amount and tax status of distributions paid during that year.

         The foregoing is a summary of certain federal income tax consequences of investing in a Portfolio. Shareholders are urged to consult their tax advisers with respect to the effects of this investment on their particular tax situation (including possible liability for state and local taxes).

--------------------------------------------------------------------------------
APPENDIX  A --  PRIOR  PERFORMANCE OF ADVISERS' OTHER ACCOUNTS
--------------------------------------------------------------------------------

         The Portfolios have not yet commenced operations and have no performance record of their own. However, the Advisers, with respect to the Batterymarch MidCapitalization Equity and Batterymarch Small Capitalization Equity Portfolios, have managed other client accounts that have investment objectives and policies that are similar, but not necessarily identical to, those of such Portfolios. In addition, the Advisers of the fixed-income and equity components of the LM Balanced Institutional Portfolio either have a performance record for such Portfolio (in the case of the Core Portfolio) or have managed other client accounts that have investment objectives and policies that are similar, but not necessarily identical, to such Portfolio (in the case of the Value Institutional Portfolio). Representative investment performance for these accounts or Portfolios is stated below. The investment performance is shown on an annual total return basis, with returns for periods of less than one year not annualized, and on an average annual total return basis. The performance information is provided through June 30, 1999.

         The prior performance information shown is in two forms: (1) composites of certain of the Adviser's separately managed accounts and (2) SEC-registered, open-end investment companies. In each case, the account or accounts have investment objectives and policies substantially similar (although not necessarily identical) to those of the relevant Portfolio (or, in the case of the Core Portfolio, represent the actual Portfolio performance); were managed throughout the periods shown using investment styles and strategies substantially similar (although not necessarily identical) to those of the relevant Portfolio; and, to the extent a composite of accounts is shown, the composite includes all of the fully-discretionary, fee-paying accounts managed by such Adviser during the periods shown using investment objectives, policies and strategies substantially similar (although not necessarily identical) to those of the relevant Portfolio.

         The performance information for composites has been adjusted to give effect to the Portfolios' estimated fees and expenses, before waivers and reimbursements, for the Financial Intermediary Class shares (or, in the case of the accounts similar to the underlying components of the LM Balanced Institutional Portfolio, the Institutional Class Shares) as shown in the tables on pages 11-13. The performance information for composites assumes reinvestment of all dividends and proceeds from capital transactions and has been prepared in accordance with the Performance Presentation Standards established by the Association for Investment Management and Research ("AIMR standards"), except for the deduction of estimated fees and expenses as noted above. The performance results would be more favorable if they had been adjusted for estimated fees and expenses of the Institutional Class shares of the Portfolios. Accounts included in composites are generally not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on each of the Portfolios by the 1940 Act or the Code. The performance results for these accounts might have been adversely affected had the accounts been subject to these requirements, restrictions and limitations.

         Performance for SEC-registered, open-end investment companies is calculated using the SEC's standardized total return formula, which is based upon the change in value of an assumed initial investment of $10,000 from the beginning through the end of a period and assumes reinvestment of all dividends and other distributions. For periods of more than one year, the result is then annualized and expressed as a percentage of the initial investment, and includes the effect of operating expenses, including advisory fees. Information about the investment objectives, policies, expenses and net assets of each of the investment companies follows the performance information.

         The method for calculating performance for the composites produces a different result than if the performance were calculated using the SEC's method for calculating the total return of an open-end investment company.

         A Portfolio's expenses, timing of purchases and sales of portfolio securities, timing and availability of cash flows, cash positions (which are typically greater for open-end investment companies than for separate accounts), and brokerage commissions are some of the reasons that might cause performance results of the Portfolio to vary from that of the accounts and/or investment companies shown below. In particular, the large infusions of cash that are typically associated with the commencement of operations of new mutual funds such as the Portfolios, as well as differences in the amount of assets, which can affect the ability and the manner in which security positions are accumulated or liquidated, may also cause a Portfolio's performance to vary from that of the accounts and/or investment companies shown below.

         As noted above, the investment objective, policies, styles and strategies of each Portfolio are not necessarily identical to those of the relevant accounts and/or investment companies shown below. Again, for these and other reasons, the performance of the Portfolios will vary from that of the accounts and/or investment companies.

         PRIOR PERFORMANCE OF ACCOUNTS SIMILAR TO THE LM BALANCED INSTITUTIONAL PORTFOLIO. The investment performance for the period from July 1, 1989 to June 30, 1999 for (i) accounts similar to the equity component of the Portfolio and
(ii) accounts similar to the fixed income component of the Portfolio is shown below. The investment performance shown for accounts similar to the equity component of the Portfolio is the performance of the Institutional Class shares of the Value Institutional Portfolio (for periods since that Portfolio's inception on September 22, 1998) and the performance of all accounts managed by LMFA that are similar to the Value Institutional Portfolio for prior periods. The investment performance shown for accounts similar to the fixed income component of the LM Balanced Institutional Portfolio is that of the Institutional Class shares of the Core Portfolio.

         The benchmark index to which the Value Institutional Portfolio and the accounts similar to the Value Institutional Portfolio is compared is the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the performance of 500 companies selected by S&P. Although used as a benchmark, the Index's performance may not be comparable to Value Institutional Portfolio's or the accounts' performance because, unlike the performance of the Value Institutional Portfolio and the accounts, the Index's performance has not been adjusted for any fees or expenses. The benchmark index to which the Core Portfolio is compared is the ________ Index. The _________ Index is an unmanaged index representing the performance of ____________. Although used as a benchmark, the Index's performance may not be comparable to Core Portfolio's performance because, unlike the performance of the Core Portfolio, the Index's performance has not been adjusted for any fees or expenses.

---------------------------------------------------------------------------------------
Yearly Total Return
---------------------------------------------------------------------------------------

                        EQUITY                           FIXED INCOME
                       COMPONENT                          COMPONENT
Year Ended
June 30,                Account          S&P 500           Account           [Index]
                      Performance      Performance       Performance       Performance
                         (%)              (%)                (%)               (%)
---------------------------------------------------------------------------------------
1999
---------------------------------------------------------------------------------------
1998                                      30.16
---------------------------------------------------------------------------------------
1997                                      34.71
---------------------------------------------------------------------------------------
1996                                      26.00
---------------------------------------------------------------------------------------
1995                                      26.07
---------------------------------------------------------------------------------------
1994                                       1.41
---------------------------------------------------------------------------------------
1993                                      13.63
---------------------------------------------------------------------------------------
1992                                      13.41
---------------------------------------------------------------------------------------
1991                                       7.39
---------------------------------------------------------------------------------------
1990                                      16.49
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Average Annual Returns
---------------------------------------------------------------------------------------

                        EQUITY                           FIXED INCOME
                       COMPONENT                          COMPONENT
Period Ended
June 30,                Account          S&P 500           Account           [Index]
                      Performance      Performance       Performance       Performance
                         (%)              (%)                (%)               (%)
---------------------------------------------------------------------------------------
1 Year
---------------------------------------------------------------------------------------
3 Year
---------------------------------------------------------------------------------------
5 Year
---------------------------------------------------------------------------------------
10 Year
---------------------------------------------------------------------------------------

         For a description of the Core and Value Institutional Portfolios see "Description of Each Portfolio and its Investment Strategy" and "Expense Information" in the main part of this Prospectus. The number of accounts included in the composite (shown for periods prior to September 22, 1998) that are similar to the Value Institutional Portfolio (and thus representative of the equity component of the LM Balanced Institutional Portfolio) has ranged from __ to __ over the relevant period and the aggregate assets of the accounts has ranged from $__ million to $__ billion over the period. One of the accounts included in the composite is a registered open-end investment company. Accounts included in the composite are generally not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the 1940 Act or the Code. The performance results for these accounts might have been adversely affected had the accounts been subject to these requirements, restrictions and limitations. These potential differences do not adversely affect the determination that the accounts included in this composite are managed in a substantially similar manner to the Portfolio.


         THE PERFORMANCE INFORMATION DOES NOT REPRESENT THE PERFORMANCE OF THE PORTFOLIO, WHICH HAS NOT YET COMMENCED OPERATIONS AND HAS NO PERFORMANCE RECORD OF ITS OWN. THE PERFORMANCE INFORMATION SHOULD NOT BE CONSIDERED A PREDICTION OF FUTURE PERFORMANCE OF THE PORTFOLIO. THE PORTFOLIO'S PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN.

         PRIOR PERFORMANCE OF ACCOUNTS SIMILAR TO THE BATTERYMARCH US MIDCAPITALIZATION EQUITY PORTFOLIO. The investment performance for the period from July 1, 1990 to June 30, 1999 for all accounts managed by

Batterymarch that are substantially similar of the Portfolio shown below. The benchmark index to which the accounts are compared is the S&P MidCap 400 Index. The S&P MidCap 400 Index is an unmanaged index representing the performance of 400 MidCap companies, as determined by S&P. Although used as a benchmark, the Index's performance may not be comparable to performance since, unlike the performance of the accounts, the Index's performance has not been adjusted for any fees or expenses.

-----------------------------------------------------------------------------------------------------
    Yearly Total Return
-----------------------------------------------------------------------------------------------------
                                                                         S&P Mid Cap 400
    Year Ended June 30              Account Performance (%)              Performance (%)
-----------------------------------------------------------------------------------------------------
         1999                             5.78                                17.18
-----------------------------------------------------------------------------------------------------
         1998                            32.06                                27.17
-----------------------------------------------------------------------------------------------------
         1997                            27.13                                23.32
-----------------------------------------------------------------------------------------------------
         1996                            31.12                                21.59
-----------------------------------------------------------------------------------------------------
         1995                            23.23                                22.35
-----------------------------------------------------------------------------------------------------
         1994                             4.84                                (0.05)
-----------------------------------------------------------------------------------------------------
         1993                            19.93                                22.69
-----------------------------------------------------------------------------------------------------
         1992                            12.53                                18.55
-----------------------------------------------------------------------------------------------------
         1991                             0.51                                12.89
-----------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
  Average Annual Returns
---------------------------------------------------------------------------------------------------
       Period ended                        Account                        S&P Mid Cap 400
          June 30                        Performance (%)                  Performance (%)
---------------------------------------------------------------------------------------------------
         1 Year                             5.78                              17.18
---------------------------------------------------------------------------------------------------
         3 Year                            21.66                              22.56
---------------------------------------------------------------------------------------------------
         5 Year                            23.87                              22.32
---------------------------------------------------------------------------------------------------

         There have been three accounts included in the composite over the relevant period and the aggregate assets of the accounts has ranged from $271 million to $661 million over the period. Accounts included in the composite are generally not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the 1940 Act or the Code. The performance results for these accounts might have been adversely affected had the accounts been subject to these requirements, restrictions and limitations. These potential differences do not adversely affect the determination that the accounts included in this composite are managed in a substantially similar manner to the Portfolio.

         THE PERFORMANCE INFORMATION DOES NOT REPRESENT THE PERFORMANCE OF THE PORTFOLIO, WHICH HAS NOT YET COMMENCED OPERATIONS AND HAS NO PERFORMANCE RECORD OF ITS OWN. THE PERFORMANCE INFORMATION SHOULD NOT BE CONSIDERED A PREDICTION OF FUTURE PERFORMANCE OF THE PORTFOLIO. THE PORTFOLIO'S PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN.

         PRIOR PERFORMANCE OF ACCOUNTS SIMILAR TO THE BATTERYMARCH US SMALL CAPITALIZATION EQUITY PORTFOLIO. The investment performance for the period from July 1, 1994 to June 30, 1999 of all accounts managed by Batterymarch that are substantially similar to the Portfolio is shown below. The benchmark index to which the accounts are compared is the Russell 2000 Index. The Russell 2000 Index is an unmanaged index representing the performance of the 2000 smallest of the 3000 largest U.S.-domiciled corporations, ranked by market capitalization. Although used as a benchmark, the Index's performance may not be comparable to the accounts' performance since, unlike the performance of the accounts, the Index's performance has not been adjusted for any fees or expenses.

--------------------------------------------------------------------------------------------------
    Yearly Total Return
--------------------------------------------------------------------------------------------------
                                          Composite
    Year Ended June 30                   Performance (%)              Russell 2000 Performance (%)
--------------------------------------------------------------------------------------------------
          1999                              13.88                               1.50
---------------------------------------------------------------------------------------------------
          1998                              23.63                              16.50
---------------------------------------------------------------------------------------------------
          1997                              26.96                              16.33
---------------------------------------------------------------------------------------------------
          1996                              36.71                              23.89
---------------------------------------------------------------------------------------------------
          1995                              22.96                              20.07
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
       Average Annual Returns
--------------------------------------------------------------------------------------------------------
            Period ended                      Composite                     Russell 2000
               June 30                      Performance (%)                 Performance (%)
--------------------------------------------------------------------------------------------------------
              1 Year                            13.88                           1.50
--------------------------------------------------------------------------------------------------------
              3 Year                            21.49                          11.44
--------------------------------------------------------------------------------------------------------
              5 Year                            24.82                          15.66
--------------------------------------------------------------------------------------------------------

         The number of accounts included in the composite has ranged from one to six over the relevant period and the aggregate assets of the accounts has ranged from $21 million to $119 million over the period. Accounts included in the composite are generally not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the 1940 Act or the Code. The performance results for these accounts might have been adversely affected had the accounts been subject to these requirements, restrictions and limitations. These potential differences do not adversely affect the determination that the accounts included in this composite are managed in a substantially similar manner to the Portfolio.

         THE PERFORMANCE INFORMATION DOES NOT REPRESENT THE PERFORMANCE OF THE PORTFOLIO, WHICH HAS NOT YET COMMENCED AND HAS NO PERFORMANCE RECORD OF ITS OWN. THE PERFORMANCE INFORMATION SHOULD NOT BE CONSIDERED A PREDICTION OF FUTURE PERFORMANCE OF THE PORTFOLIO. THE PORTFOLIO'S PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN.

                     LM INSTITUTIONAL FUND ADVISORS II, INC.
--------------------------------------------------------------------------------
CUSTODIAN:                             TRANSFER AND SHAREHOLDER SERVICING AGENT:
STATE STREET BANK AND TRUST CO.        BOSTON FINANCIAL DATA SERVICES
P.O. Box 1713                          P.O. Box 953
Boston, Massachusetts  02105           Boston, Massachusetts,  02103


[LM Institutional Fund Advisors Logo Appears Here]


COUNSEL:                               INDEPENDENT ACCOUNTANT:
ROPES & GRAY                           ERNST & YOUNG LLP
One International Place                2001 Market Street
Boston, MA 02110                       Philadelphia, PA 19103
(617) 951-7000
--------------------------------------------------------------------------------

                                  DISTRIBUTOR:
                      Legg Mason Wood Walker, Incorporated
                                100 Light Street
                                  P.O. Box 1476
                            Baltimore, MD 21203-1476
                                  410-539-0000
                                  800-822-5544

For investors who want more information about LMIFA II, the following documents are available upon request.

ANNUAL REPORTS

The annual and semi-annual reports of LMIFA II provides additional information about their investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that significantly affected the performance of LMIFA II during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional detailed information about LMIFA II and is incorporated by reference into (legally part of) this prospectus.

Investors can receive free copies of these materials, request other information about the Funds and make shareholder inquiries by calling Legg Mason Wood Walker, Incorporated ("LMWW") at 1-800-822-5544.

You can review, for a fee, the reports of the Portfolios and SAI by writing to the SEC's Public Reference Section, Washington, D.C. 20459-6009, or by calling the SEC at 1-800-SEC-0330. You can get copies of this information for free on the SEC's Internet site at http://www.sec.gov.

       LMIFA II's Investment Company Act of 1940 file number is 811-8611.

--------------------------------------------------------------------------------
LM INSTITUTIONAL FUND ADVISORS II, INC.                   SEPTEMBER __, 1999
--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION


         LM Institutional Fund Advisors II, Inc. (the "Fund") is a no-load, open-end diversified management investment company. LM Institutional Fund Advisors II, Inc. currently consists of nine separate professionally managed investment portfolios, three of which are described in this Statement of Additional Information ("SAI"): the Batterymarch MidCapitalization Equity Portfolio, Batterymarch Small Capitalization Equity Portfolio and LM Balanced Institutional Portfolio. Each of these portfolios is referred to herein as a "Portfolio".

         This SAI is not a prospectus and should be read in conjunction with the Prospectus for the Portfolios, dated September 17, 1999, which has been filed with the Securities and Exchange Commission ("SEC"). Copies of the Portfolios' Prospectus are available without charge from Legg Mason Wood Walker, Incorporated at 1-888-42-LMIFA.

                                TABLE OF CONTENTS

DEFINITIONS....................................................................1

ADDITIONAL INFORMATION ABOUT INVESTMENT LIMITATIONS AND POLICIES...............2

ADDITIONAL INFORMATION ABOUT SECURITIES, INVESTMENT TECHNIQUES AND
         RELATED RISKS.........................................................4
         FOREIGN SECURITIES....................................................4
         OPTIONS ON SECURITIES.................................................7

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.............................8
         RISKS ASSOCIATED WITH FUTURES AND OPTIONS............................11

ADDITIONAL RISKS OF OPTIONS ON SECURITIES, FUTURES CONTRACTS AND
         OPTIONS ON FUTURES CONTRACTS TRADED ON FOREIGN EXCHANGES.............14
         COVER FOR HEDGING STRATEGIES.........................................14
         FOREIGN CURRENCY EXCHANGE TRANSACTIONS...............................15
         PREFERRED STOCKS AND CONVERTIBLE SECURITIES..........................16
         DEBT AND FIXED INCOME SECURITIES.....................................16
         COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS....................26
         LOAN PARTICIPATIONS AND ASSIGNMENTS..................................26
         INDEXED SECURITIES AND STRUCTURED NOTES..............................27
         FORWARD COMMITMENTS..................................................28
         RESTRICTED AND ILLIQUID SECURITIES...................................28
         SECURITIES OF OTHER INVESTMENT COMPANIES.............................29
         REPURCHASE AGREEMENTS................................................29
         REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWING....................30
         LOANS OF PORTFOLIO SECURITIES........................................31
         DURATION.............................................................31
         PORTFOLIO TURNOVER...................................................32
         ALTERNATIVE INVESTMENT STRATEGIES....................................32
         NEW INVESTMENT PRODUCTS..............................................33
         INVESTMENT POLICIES..................................................33
         RATINGS OF DEBT OBLIGATIONS..........................................33
         REITs................................................................33

VALUATION OF PORTFOLIO SHARES.................................................34

MANAGEMENT OF THE PORTFOLIOS..................................................35
         Directors and Officers...............................................35
         Manager and Advisers.................................................37

PURCHASES AND REDEMPTIONS.....................................................42

EXCHANGE PRIVILEGE............................................................42

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................43

ADDITIONAL TAX INFORMATION....................................................44

OTHER INFORMATION.............................................................45

PERFORMANCE INFORMATION.......................................................48

                                   DEFINITIONS

         "ADVISER" means the investment advisory firm that manages a Portfolio's assets. LMFA and Batterymarch are each Advisers.

         "BATTERYMARCH" means Batterymarch Financial Management, Inc., 200 Clarendon Street, Boston, Massachusetts 02116. Batterymarch is the Adviser to the Batterymarch Mid Cap Institutional Portfolio and the Batterymarch Small Cap Institutional Portfolio.

         "CODE" means the Internal Revenue Code of 1986, as amended.

         "DISTRIBUTOR" means the party that is responsible for the distribution or sale of the Fund's shares. Legg Mason is the Fund's Distributor.

         "EXCHANGE" means the New York Stock Exchange.

         "FUNDAMENTAL INVESTMENT LIMITATION" means an investment limitation of a Portfolio that may be changed only with the affirmative vote of the lesser of
(a) more than 50% of the outstanding shares of the relevant Portfolio or (b) 67% or more of the shares of the relevant Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of that Portfolio are represented at the meeting in person or by proxy. Only those policies or limitations expressly designated as such are fundamental investment limitations. All other policies and restrictions may be changed without shareholder approval.

         "INDEPENDENT DIRECTOR" means a Director of the Fund who is not an "interested person" (as defined in the 1940 Act) of the Fund.

         "LEGG MASON" means Legg Mason Wood Walker, Incorporated.

         "LMFA" means Legg Mason Fund Adviser, Inc., 100 Light Street, Baltimore, MD 21202. LMFA is the Adviser to the LM Balanced Institutional Portfolio.

         "MANAGER" means LM Institutional Advisors, Inc., 100 Light Street, Baltimore, MD 21202.

         "1940 ACT"  means the Investment Company Act of 1940, as amended.

         "NRSROS" means nationally recognized (or foreign) statistical rating organizations, including Moody's Investors Service, Inc. ("MOODY'S") and Standard & Poor's ("S&P").

         "PLAN" means the Fund's Distribution and Shareholder Services Plans.

         "PORTFOLIO" means each of the Batterymarch MidCapitalization Equity Portfolio, Batterymarch Small Capitalization Equity Portfolio and LM Balanced Institutional Portfolio.

         "SEC" means the Securities and Exchange Commission.

         "12B-1 DIRECTOR" means a Director of the Fund who is an Independent Director and who has no direct or indirect financial interest in the operation of the Fund's Plans or the Fund's Underwriting Agreement.

                          ADDITIONAL INFORMATION ABOUT
                       INVESTMENT LIMITATIONS AND POLICIES

         Each Portfolio has adopted certain fundamental investment limitations that are set forth below.

         Each Portfolio may:

(1) make loans, borrow money or issue senior securities to the fullest extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.

(2) not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time. Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon will not be considered to represent an industry.

(3) underwrite securities to the fullest extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.

(4) purchase or sell commodities, commodities contracts, futures contracts, options, forward contracts or real estate to the fullest extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.

ADDITIONAL INFORMATION

         The fundamental investment limitations set forth above limit a Portfolio's ability to engage in certain investment practices and purchase securities to the extent permitted by, or consistent with, the 1940 Act. Relevant limitations of the 1940 Act are described below, which are based either on the 1940 Act itself, the rules or regulations thereunder, or interpretations promulgated by the SEC. As such, these limitations of the 1940 Act are not "fundamental," that is, the limitations will change as the statute, rules, regulations or interpretations change, and no shareholder vote will be required or sought.

         FUNDAMENTAL INVESTMENT RESTRICTION (1). The 1940 Act presently limits a Portfolio's ability to borrow up to one-third of the value of its total assets. Borrowing by a Portfolio allows it to leverage its portfolio, which exposes it to certain risks. Leveraging increases the effect of any increase or decrease in the value of portfolio securities on a Portfolio's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the return from the securities purchased with borrowed funds.

         The 1940 Act also restricts the ability of any mutual fund to lend. Under the 1940 Act, a Portfolio may only make loans if expressly permitted to do so by the Portfolio's investment policies, and a Portfolio may not make loans to persons who control or are under common control with the Portfolio. Thus, the 1940 Act effectively prohibits a Portfolio from making loans to certain persons when conflicts of interest or undue influence are most likely present. The Portfolios may, however, make other loans which if made would expose shareholders to additional risks, such as the failure of the other party to repay the loan.

         The ability of a mutual fund to issue senior securities is severely circumscribed by complex regulatory constraints under the 1940 Act that restrict, for instance, the amount, timing, and form of senior securities that may be issued. Certain portfolio management techniques such as the purchase of securities on margin, short sales, or the writing of puts on portfolio securities, may be considered senior securities unless appropriate steps are taken to segregate a Portfolio's assets or otherwise cover its obligations.

         FUNDAMENTAL INVESTMENT RESTRICTION (2). "Concentration" is interpreted under the 1940 Act to mean investment of 25% or more of a Portfolio's total assets in a single industry. If a Portfolio were to "concentrate" its investments in a particular industry, investors would be exposed to greater risks because the Portfolio's performance would be largely dependent on that industry's performance.

         FUNDAMENTAL INVESTMENT RESTRICTION (3). The 1940 Act prohibits a diversified mutual fund from underwriting securities in excess of 25% of its total assets.

         FUNDAMENTAL INVESTMENT RESTRICTION (4). This restriction would permit investment in commodities, commodities contracts (e.g., futures contracts or options), forward contracts or real estate to the extent permitted under the 1940 Act. However, it is unlikely that the Portfolios would make such investments, other than the use of futures contracts, options, forward contracts and certain real estate-related securities as explained in the Prospectus and this Statement of Additional Information. Each Portfolio, however, would like the ability to consider using these investment techniques in the future. Commodities, as opposed to commodity futures, represent the actual underlying bulk goods, such as grains, metals and food stuffs. Real estate-related securities include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings, and such instruments are generally sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer.

                    ADDITIONAL INFORMATION ABOUT SECURITIES,
                     INVESTMENT TECHNIQUES AND RELATED RISKS

FOREIGN SECURITIES

         Investing in the securities of issuers in any foreign country, or in securities denominated in a foreign currency, involves special risks and considerations not typically associated with investing in U.S. issuers or U.S. dollar-denominated securities. These include risks resulting from differences in accounting, auditing and financial reporting standards; lower liquidity than U.S. securities; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency out of a country); and political instability. In many cases, there is less publicly available information concerning foreign issuers than is available concerning U.S. issuers. Additionally, purchases and sales of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes and tax withholding. Foreign securities generally exhibit greater price volatility and a greater risk of illiquidity.

         To the extent a Portfolio purchases securities denominated in a foreign currency, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Portfolio's assets and the Portfolio's income available for distribution. In addition, a Portfolio is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a Portfolio's income has been earned and translated into U.S. dollars (but before payment), the Portfolio could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a Portfolio incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

         The relative performance of various countries' securities markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Bank deposit insurance, if any, may be subject to widely varying regulations and limits in foreign countries.

         Foreign securities purchased by a Portfolio may be listed on foreign exchanges, traded over-the-counter or purchased in private transactions. Transactions on foreign exchanges are usually subject to mark-ups or commissions higher than negotiated commissions on U.S. transactions. There is less government supervision and regulation of exchanges and brokers in many foreign countries than in the United States. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions.

         Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. issuers having significant foreign operations.

         EMERGING MARKET ISSUERS. The risks of foreign investment, described above, are greater for investments in emerging market issuers, and such investments should therefore be considered speculative. Debt securities of governmental and other issuers in emerging market countries will typically be rated below investment grade or be of comparable quality. For more information about lower-rated securities, see "Debt and Fixed Income Securities -- Lower-Rated Securities" below.

         Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed markets around the world. Emerging market countries may experience substantial rates of inflation or deflation. Inflation, deflation and rapid fluctuations in such rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging market countries. While some emerging market countries have sought to develop a number of corrective mechanisms to reduce inflation or deflation or mitigate their effects, inflation and deflation may continue to have significant effects both on emerging market countries and their securities markets. In addition, many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have occurred in certain countries.

         Economies in emerging market countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by economic conditions, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

         Because of the high levels of foreign-denominated debt owed by many emerging market countries, fluctuating exchange rates can significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports, which are a major source of foreign exchange earnings. Hedging instruments are not typically available with respect to investments in emerging market countries and, to the extent they are available, the ongoing and indeterminate nature of the foregoing risks (and the costs associated with hedging transactions) would make it virtually impossible to hedge effectively against such risks.

         To the extent an emerging market country faces a liquidity crisis with respect to its foreign exchange reserves, it may increase restrictions on the outflow of any foreign exchange. Repatriation is ultimately dependent on the ability of a Portfolio to liquidate its investments and convert the local currency proceeds obtained from such liquidation into U.S. dollars. Where this conversion must be done through official channels (usually the central bank or certain authorized commercial banks), the ability to obtain U.S. dollars is dependent on the supply of such U.S. dollars through those channels and, if available, upon the willingness of those channels to allocate those U.S. dollars to the Portfolio. In such a case, a Portfolio's ability to obtain U.S. dollars may be adversely affected by any increased restrictions imposed on the outflow of foreign exchange. If the Portfolio is unable to repatriate any amounts due to exchange controls, it may be required to accept an obligation payable at some future date by the central bank or other governmental entity of the jurisdiction involved. If such conversion can legally be done outside official channels, either directly or indirectly, a Portfolio's ability to obtain U.S. dollars may not be affected as much by any increased restrictions except to the extent of the price which may be required to be paid for the U.S. dollars.

         Many emerging market countries have little experience with the corporate form of business organization, and may not have well developed corporation and business laws or concepts of fiduciary duty in the business context. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of an emerging market country's securities markets and the activities of investors in such markets; enforcement of existing regulations has been extremely limited.

         Some emerging markets have different settlement and clearance procedures, which, for example, may not call for delivery of a security to a Portfolio until well after the Portfolio has paid for such security. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Portfolio to make intended securities purchases due to settlement problems could cause that Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, in possible liability to the purchaser.

         The risk also exists that an emergency situation may arise in one or more emerging market countries as a result of which trading of securities may cease or may be substantially curtailed and prices for a Portfolio's portfolio securities in such markets may not be readily available.

         SOVEREIGN DEBT SECURITIES. Sovereign debt is subject to risks in addition to those relating to foreign investments generally. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor's willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Sovereign debtors also may be dependent on expected disbursements from foreign governments or multinational agencies, the country's access to trade and other international credits, and the country's balance of trade. Some emerging market sovereign debtors have in the past rescheduled their debt payments or declared moratoria on payments, and similar occurrences may happen in the future.

         DEPOSITARY RECEIPTS. American Depositary Receipts, or "ADRs," are securities issued by a U.S. depositary (usually a bank) and represent a specified quantity of underlying non-U.S. securities on deposit with a custodian bank as collateral. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer or the underlying security. ADRs may also be subject to exchange rate risks if the underlying securities are denominated in foreign currency. The Portfolios may also invest in similar non-U.S. instruments issued by foreign banks or trust companies such as "GDRs" and "EDRs." For purposes of its investment policies, each Portfolio will treat ADRs and similar instruments as equivalent to investment in the underlying securities.

OPTIONS ON SECURITIES

         Under an option contract, one party generally has the right to require the other to buy or sell a specified amount of securities, units of an index, currencies or futures contracts, and may exercise that right if the market price of the underlying instrument moves in a direction advantageous to the holder of the option. Options with respect to securities indices typically call for cash settlement instead of delivery of the securities that comprise the index.

         A Portfolio may purchase call options on securities for any purpose. For example, a call option may be purchased by a Portfolio on a security that its Adviser intends to include in the Portfolio's investment portfolio in order to fix the cost of a future purchase. Call options also may be used as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the Portfolio's potential loss to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Portfolio either sells or exercises the option, any profit realized would be reduced by the premium.

         A Portfolio may purchase put options on securities for any purpose. For example, a put option may be purchased by a Portfolio in order to hedge against a decline in the market value of securities held in its portfolio. The put option enables a Portfolio to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Portfolio below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Portfolio realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put option may be sold.

         A Portfolio may also write call and put options.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         A futures contract on a security or foreign currency is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of security or foreign currency called for in the contract at a specified future time and at a specified price. A Portfolio may, for example, purchase a futures contract on a security or foreign currency when it intends to purchase securities or foreign currency but has not yet done so. This strategy may minimize the effect of all or part of an increase in the market price of the security or the relative value of the foreign currency that a Portfolio intends to purchase in the future. A rise in the price of the security or foreign currency prior to its purchase may either be offset by an increase in the value of the futures contract purchased by a Portfolio or avoided by taking delivery of the security or foreign currency under the futures contract. Conversely, a fall in the market price of the underlying security or foreign currency may result in a corresponding decrease in the value of the futures position. A Portfolio may sell a futures contract on a security or foreign currency, for example, in order to continue to receive the income from a security or foreign currency, while endeavoring to avoid part or all of the decline in the market value of that security that would accompany an increase in interest rates.

         Each Portfolio will limit its use of futures contracts and futures options to hedging transactions or other circumstances permitted to registered investment companies by regulatory authorities. For example, a Portfolio might use futures contracts to attempt to hedge against anticipated changes in interest rates that might adversely affect either the value of the Portfolio's securities or the price of the securities which the Portfolio intends to purchase. A Portfolio's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce exposure to interest rate fluctuations, a Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and options on futures contracts.

         Futures contracts may also be used for non-hedging purposes, such as to simulate full investment in underlying securities while retaining a cash balance for Portfolio management purposes, as a substitute for direct investment in a security, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract or option is priced more attractively than the underlying security or index.

         A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

         When a purchase or sale of a futures contract is made by a Portfolio, the Portfolio is required to deposit with its custodian (or a broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Under certain circumstances, such as during periods of high volatility, a Portfolio may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Each Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Portfolio but is instead settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark to market its open futures positions.

         A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements) and the current market value of the option and other futures positions held by the Portfolio.

         Although some futures contracts call for making or taking delivery of the underlying securities or currencies, generally those contracts are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same currency or underlying security and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a gain, or if it is more, the Portfolio realizes a loss. If an offsetting sale price is more than the original purchase price, the Portfolio realizes a gain, or if it is less, the Portfolio realizes a loss. If the Portfolio is unable to enter into a closing transaction, the amount of the Portfolio's potential loss is unlimited. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss. The Portfolio will also bear transaction costs for each contract which will be included in these calculations.

         A Portfolio will not enter into futures contracts or option positions if, immediately thereafter, the initial margin deposits plus premiums paid by it, less the amount by which any such options positions are "in-the-money" at the time of purchase, would exceed 5% of the fair market value of the Portfolio's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

         A Portfolio may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The Portfolio may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Portfolio may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Portfolio may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Portfolio expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

         As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

         An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. A Portfolio may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective. A Portfolio may also purchase and sell options on index futures contracts.

         For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Portfolio enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the Portfolio will gain $2,000 (500 units x gain of $4). If the Portfolio enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the Portfolio will lose $1,000 (500 units x loss of $2).

         The requirements for qualification as a regulated investment company also may limit the extent to which a Portfolio may enter into futures or options on futures. See "Additional Tax Information."

RISKS ASSOCIATED WITH FUTURES AND OPTIONS

         In considering the Portfolios' use of futures contracts and options, particular note should be taken of the following:

(1) Positions in futures contracts and options may be closed out only on an exchange or board of trade which provides a secondary market for such futures contracts or options. Futures exchanges may limit the amount of fluctuation permitted in certain futures contract and option prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract or option may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract or option subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

(2) The ability to establish and close out positions in either futures contracts or exchange-listed options is also subject to the maintenance of a liquid secondary market. Consequently, it may not be possible for a Portfolio to close a position and, in the event of adverse price movements, the Portfolio would have to make daily cash payments of variation margin (except in the case of purchased options). However, in the event futures contracts or options have been used to hedge portfolio securities, such securities generally will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts. The inability to close out a futures or option position may also restrict the Portfolio's ability to sell the underlying security or currency at a time when the Adviser might otherwise do so.

(3) Successful use by a Portfolio of futures contracts and options will depend upon its Adviser's ability to predict market movements, which may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current level of the underlying instrument but to anticipated levels at some point in the future. There is, in addition, the risk that movements in the price of the futures contract or option will not correlate with movements in the prices of the securities or currencies being hedged. If the price of the securities or currencies being hedged has moved in a favorable direction, this advantage may be partially offset by losses in the futures or option position. In addition, if the Portfolio has insufficient cash, it may have to sell assets from its investment portfolio to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect the rising market; consequently, a Portfolio may need to sell assets at a time when such sales are disadvantageous to the Portfolio. If the price of the futures or option contract moves more than the price of the underlying securities or currencies, the Portfolio will experience either a loss or a gain on the futures contract or option that may or may not be completely offset by movements in the price of the securities or currencies that are the subject of the hedge.

(4) The value of an option position will reflect, among other things, the current market price of the underlying security, currency or futures contract, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, currency or futures contract and general market conditions. For this reason, the successful use of options as a hedging strategy depends upon the Adviser's ability to forecast the direction of price fluctuations in the underlying market.

(5) In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures and options position and the securities or currencies being hedged, movements in the prices of futures and options contracts may not correlate perfectly with movements in the prices of the hedged securities or currencies due to price distortions in the futures and options markets. There may be several reasons unrelated to the value of the underlying securities or currencies which cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities or currencies and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market; such speculative activity in the futures market also may cause temporary price distortions. Third, participants could make or take delivery of the underlying securities or currencies instead of closing out their contracts. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures or options contracts over the short term. In addition, activities of large traders involving arbitrage and other investment strategies may result in temporary price distortions.

(6) Options normally have expiration dates of up to nine months. The exercise price of the options may be below, equal to or above the current market value of the underlying security, currency or futures contract. Options that expire unexercised have no value, and the Portfolio will realize a loss in the amount paid and any transaction costs.

(7) Like options on securities, options on futures contracts have a limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that liquid secondary markets for all options on futures contracts will develop.

(8) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Portfolio purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Portfolio when the use of a futures contract would not, such as when there is no movement in the value of the securities or currencies being hedged.

(9) A Portfolio's activities in the futures and options markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, a Portfolio also may save on commissions by using such contracts as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

(10) A Portfolio may purchase and write both exchange-traded options and options traded on the OTC market. Exchange markets for options on debt securities exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Although the Portfolios intend to purchase or write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. Closing transactions may be effected with respect to options traded in the OTC markets only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such market exists. Although the Portfolios will enter into OTC options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Portfolios, there can be no assurance that a Portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the contra-party, a Portfolio may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Portfolio would have to exercise those options which it has purchased in order to realize any profit. With respect to options written by a Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because a Portfolio must maintain a covered position with respect to any call option it writes on a security or futures contract the Portfolio may not sell the underlying security or futures contract or invest any cash, U.S. Government securities or short-term debt securities used as cover during the period it is obligated under such option. This requirement may impair a Portfolio's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

ADDITIONAL RISKS OF OPTIONS ON SECURITIES, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS TRADED ON FOREIGN EXCHANGES

         Options on securities, options on currencies, futures contracts and options on futures contracts may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the price of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Portfolios' ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.

COVER FOR HEDGING STRATEGIES

         Each Portfolio will comply with guidelines established by the SEC with respect to coverage of hedging strategies by mutual funds, and, if the guidelines so require, will set aside cash or liquid securities in a segregated account with its custodian in the amount prescribed, as marked to market daily. Securities, options or futures positions used for cover and securities held in a segregated account cannot be sold or closed out while the hedging strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Portfolio's assets could impede portfolio management or a Portfolio's ability to meet redemption requests or other current obligations.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

         Each Portfolio that may invest in securities that are denominated in foreign currencies may engage in a variety of foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. These transactions may be engaged in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging").

         A Portfolio may engage in transaction hedging to protect against a change in the foreign currency exchange rates between the date on which the Portfolio contracts to purchase or sell the security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. A Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate. If conditions warrant, for transaction hedging purposes, a Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and may purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. Each Portfolio may also purchase, sell and write exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

         A Portfolio may engage in "position hedging" to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the Portfolio intends to buy are denominated).

         For position hedging purposes, each Portfolio may purchase, sell or write foreign currency futures contracts, foreign currency forward contracts, and options on exchanges or over-the-counter markets. In connection with position hedging, a Portfolio may also purchase or sell foreign currency on a spot basis.

         A Portfolio's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times involve currencies other than those in which its portfolio securities are then denominated. "Cross hedging" activities will be used when a Portfolio's Adviser believes that such transactions provide significant hedging opportunities for the Portfolio. Cross hedging transactions by a Portfolio involve the further risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the values of such currencies and of the currency or other asset or liability which is the subject of the hedge.

         The decision as to whether and to what extent a Portfolio will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of a Portfolio's investments and the availability of suitable transactions. Accordingly, there can be no assurance that a Portfolio will engage in foreign currency exchange transactions at any given time or from time to time.

         For a further discussion of the risks associated with purchasing and selling futures contracts and options, see "Risks Associated with Futures and Options" above. A Portfolio may also use other foreign currency exchange instruments and techniques when available and deemed appropriate by its Adviser.

PREFERRED STOCKS AND CONVERTIBLE SECURITIES

         A preferred stock pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights.

         A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock (or another equity security) of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure.

         The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to (1) permit the issuer to redeem the security, (2) convert it into the underlying common stock or (3) sell it to a third party. Any of these actions could have an adverse effect on a Portfolio's ability to achieve its investment objective.

DEBT AND FIXED INCOME SECURITIES

         The Portfolios may invest in a variety of debt and fixed income securities. These securities share one principal risk: their values fluctuate with changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of a Portfolio's fixed income investments. Conversely, during periods of rising interest rates, the value of a Portfolio's fixed income investments will generally decline. The magnitude of these fluctuations will generally be greater when a Portfolio's duration or average maturity is longer. Changes in the value of portfolio securities will not affect interest income from those securities, but will be reflected in a Portfolio's net asset value. The most common types of these instruments, and the associated risks, are described below. Subject to its investment policies and applicable law, each of the Portfolios may invest in these and other instruments.

         U.S. GOVERNMENT OBLIGATIONS. U.S. Government securities include (1) U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years) and U.S. Treasury bonds (maturities generally greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (such as GNMA certificates); (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government (such as obligations of the Federal Home Loan Banks); (c) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities (such as securities issued by Fannie Mae); or (d) only the credit of the instrumentality (such as securities issued by Freddie Mac). In the case of obligations not backed by the full faith and credit of the United States, a Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue. Therefore, the market value of such securities will fluctuate in response to changes in interest rates.

         INFLATION-INDEXED SECURITIES. The Portfolios may also invest in inflation-indexed U.S. Treasury securities (also known as "Treasury Inflation-Protection Securities"). The principal value of Treasury Inflation-Protection Securities is adjusted daily in accordance with changes in the Consumer Price Index, while interest is calculated on the basis of the adjusted principal value on the payment date. The principal value of these securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period a Portfolio holds the security, the Portfolio may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. Changes in market interest rates from causes other than inflation will likely affect the price of these securities in the same manner as more traditional obligations.

         MORTGAGE-RELATED SECURITIES. Mortgage-related securities represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others. Mortgage-related securities may be issued by governmental, government-related or non-governmental entities, and provide regular payments which consist of interest and, in most cases, principal. In contrast, other forms of debt securities normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In effect, payments on mortgage-related securities are a "pass-through" of the payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-related securities are caused by repayments resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred.

         As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-related securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the securities' effective maturities. The volume of prepayments of principal on a pool of mortgages underlying a particular mortgage-related security will influence the yield of that security, and the principal returned to a Portfolio may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had such prepayments not occurred. When interest rates are declining, such prepayments usually increase, and reinvestments of such principal prepayments will be at a lower rate than that on the original mortgage-related security. An increase in mortgage prepayments could cause the Portfolio to incur a loss on a mortgage-related security that was purchased at a premium. On the other hand, a decrease in the rate of prepayments, resulting from an increase in market interest rates or other causes, may extend the effective maturities of mortgage-related securities, increasing their sensitivity to changes in market interest rates and potentially increasing the volatility of a Portfolio's shares. The rate of prepayment may also be affected by general economic conditions, the location and age of the mortgages, and other social and demographic conditions. In determining the average maturity or duration of a mortgage-related security, a Portfolio's Adviser must apply certain assumptions and projections about the maturity and prepayment of such security; actual prepayment rates may differ. Because of prepayments, mortgage-related securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates.

         Most issuers or poolers provide guarantees of payments, regardless of whether the mortgagor actually makes the payment. The guarantees made by issuers or poolers are often backed by various forms of credit, insurance and collateral, although these may be in amounts less than the full obligation of the pool to its shareholders.

         Pools often consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of one- to four-family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Portfolios may purchase pools of variable-rate mortgages, growing-equity mortgages, graduated-payment mortgages and other types.

         All poolers apply standards for qualification to lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

         The average life of mortgage-related securities varies with the maturities and the nature of the underlying mortgage instruments. For example, securities issued by the Government National Mortgage Association ("GNMA") tend to have a longer average life than participation certificates ("PCs") issued by the Federal Home Loan Mortgage Corporation ("FHLMC") because there is a tendency for the conventional and privately-insured mortgages underlying FHLMC PCs to repay at faster rates than the Federal Housing Administration and Veterans Administration loans underlying GNMAs. In addition, the term of a security may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

         In determining the dollar-weighted average maturity of a Portfolio, the Portfolio's Adviser will follow industry practice in assigning an average life to the mortgage-related securities held by each Portfolio unless the interest rate on the mortgages underlying the securities is such that a different prepayment rate is likely. For example, if a GNMA has a high interest rate relative to the market, that GNMA is likely to have a shorter overall maturity than a GNMA with a market rate coupon. Moreover, an Adviser may deem it appropriate to change the projected average life for a Portfolio's mortgage-related securities as a result of fluctuations in market interest rates and other factors.

         Yields on mortgage-related securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the yield expected on the basis of average life. Reinvestment of the prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio. The compounding effect from reinvestments of monthly payments received by each Portfolio will increase the yield to shareholders compared to bonds that pay interest semi-annually.

         GOVERNMENT MORTGAGE-RELATED SECURITIES. GNMA is the principal federal government guarantor of mortgage-related securities. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA pass-through securities are considered to have a relatively low risk of default in that (1) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (2) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether they have been collected. GNMA pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the effective maturity and market value of a Portfolio's GNMA securities can be expected to fluctuate in response to changes in interest rate levels.

         Residential mortgage loans are also pooled by Freddie Mac, a corporate instrumentality of the U.S. Government. The mortgage loans in Freddie Mac's portfolio are not government backed; Freddie Mac, not the U.S. Government, guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac securities. Freddie Mac also issues guaranteed mortgage certificates, on which it guarantees semiannual interest payments and a specified minimum annual payment of principal.

         Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest only by Fannie Mae, not the U.S. Government.

         PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES. Mortgage-related securities offered by private issuers include pass-through securities comprised of pools of residential mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations ("CMOs") which are collateralized by mortgage-related securities issued by Freddie Mac, Fannie Mae or GNMA or by pools of mortgages.

         CMOs are typically structured with classes or series which have different maturities and are generally retired in sequence. Each class of obligations receives periodic interest payments according to the coupon rate on the obligations. However, all monthly principal payments and any prepayments from the collateral pool are generally paid first to the "Class 1" holders. Thereafter, all payments of principal are generally allocated to the next most senior class of obligations until that class of obligations has been fully repaid. Although full payoff of each class of obligations is contractually required by a certain date, any or all classes of obligations may be paid off sooner than expected because of an increase in the payoff speed of the pool. Other allocation methods may be used. Payment of interest or principal on some classes or series of a CMO may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages.

         Mortgage-related securities created by non-governmental issuers generally offer a higher rate of interest than government and government-related securities because there are no direct or indirect government guarantees of payment in the former securities, resulting in higher risks. Where privately issued securities are collateralized by securities issued by Freddie Mac, Fannie Mae or GNMA, the timely payment of interest and principal is supported by the government-related securities collateralizing such obligations. The market for conventional pools is smaller and less liquid than the market for the government and government- related mortgage pools.

         Certain private mortgage pools are organized in such a way that the SEC staff considers them to be closed-end investment companies. Each Portfolio's investment in such pools is constrained by federal statute, which restricts investments in the shares of other investment companies.

         The private mortgage-related securities in which the Portfolios may invest include foreign mortgage pass-through securities ("Foreign Pass-Throughs"), which are structurally similar to the pass-through instruments described above. Such securities are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, specialized financial institutions and special purpose subsidiaries of the foregoing. Foreign Pass-Throughs usually are backed by a pool of fixed rate or adjustable-rate mortgage loans. Certain Foreign Pass-Throughs in which the Portfolios invest typically are not guaranteed by an entity having the credit status of GNMA, but generally utilize various types of credit enhancement.

         ASSET-BACKED SECURITIES. Asset-backed securities refer to securities that directly or indirectly represent a participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements.

         Such assets are securitized through the use of trusts or special purpose corporations. Asset-backed securities are backed by a pool of assets representing the obligations often of a number of different parties.
Certain of such securities may be illiquid.

         The principal on asset-backed securities, like that on mortgage-backed securities, may be prepaid at any time. As a result, if such securities are purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect. Conversely, if the securities are purchased at a discount, prepayments faster than expected will increase yield to maturity and prepayments slower than expected will decrease it. Accelerated prepayments also reduce the certainty of the yield because the Portfolio must reinvest the assets at the then-current rates. Accelerated prepayments on securities purchased at a premium also impose a risk of loss of principal. On the other hand, a decrease in the rate of prepayments may extend the effective maturities of the securities, increasing their sensitivity to changes in market interest rates and potentially increasing the volatility of a Portfolio's shares. The rate of prepayment may also be affected by general economic conditions and other social and demographic conditions.

         Each type of asset-backed security also entails unique risks depending on the type of assets involved and the legal structure used. For example, credit card receivables are generally unsecured obligations of the credit card holder and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There have also been proposals to cap the interest rate that a credit card issuer may charge. In some transactions, the value of the asset-backed security is dependent on the performance of a third party acting as credit enhancer or servicer. Furthermore, in some transactions (such as those involving the securitization of vehicle loans or leases) it may be administratively burdensome to perfect the interest in the underlying collateral, and the underlying collateral may become damaged or stolen. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle is not certain.

         MUNICIPAL OBLIGATIONS. Municipal obligations include obligations issued to obtain funds for various public purposes, including constructing a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation, schools and streets. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the making of loans to other public institutions and facilities. In addition, certain types of industrial development bonds ("IDBs") and private activity bonds ("PABs") are issued by or on behalf of public authorities to finance various privately operated facilities, including certain pollution control facilities, convention or trade show facilities, and airport, mass transit, port or parking facilities.

         Municipal obligations also include short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term debt obligations. Such notes may be issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. Municipal obligations also include municipal lease obligations and certificates of participation. Municipal lease obligations, which are issued by state and local governments to acquire land, equipment and facilities, typically are not fully backed by the municipality's credit, and, if funds are not appropriated for the following year's lease payments, a lease may terminate, with the possibility of default on the lease obligation and significant loss to the Portfolio. Certificates of participation are participations in municipal lease obligations or installment sales contracts. Each certificate represents a proportionate interest in or right to the payments made.

         The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. "General obligation" bonds are secured by the issuer's pledge of its faith, credit and taxing power. "Revenue" bonds are payable only from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source such as the corporate user of the facility being financed. IDBs and PABs are usually revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the corporate user of the facilities.

         The ability of state, county or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within or outside of the particular state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to issuers of municipal securities may also affect their ability to meet their obligations. Payments of principal and interest on revenue bonds will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made. The facility's economic status, in turn, could be affected by economic, political and demographic conditions affecting the particular state.

         CORPORATE DEBT SECURITIES. A Portfolio may invest in debt securities (i.e., bonds, debentures, notes and other similar debt instruments) of domestic or foreign non-governmental issuers which meet the minimum credit quality criteria, if any, set forth for the Portfolio. Corporate debt securities may pay fixed or variable rates of interest, or interest at a rate contingent upon some other factor, such as the price of some commodity. These securities may include warrants, may be convertible into preferred or common equity, or may be bought as part of a unit containing common stock.

         LOWER-RATED SECURITIES. Non-investment grade securities, i.e., securities rated below Baa by Moody's or BBB by S&P or comparable ratings of other NRSROs or unrated securities of comparable quality, are described as "speculative" by Moody's and S&P and may be subject to greater market fluctuations and greater risk of loss of income or principal, including a greater possibility of default or bankruptcy of the issuer of such securities, than are more highly rated debt securities. Such securities are commonly referred to as "junk bonds." A Portfolio's Adviser seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions and will monitor the ratings of securities held by the Portfolios and the creditworthiness of their issuers. If the rating of a security in which a Portfolio has invested falls below the minimum rating in which the Portfolio is permitted to invest, the Portfolio will either dispose of that security within a reasonable time or hold the security for so long as the Portfolio's Adviser determines appropriate for that Portfolio, having due regard for market conditions, tax implications and other applicable factors.

         A debt security may be callable, i.e., subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a debt security held by a Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security or sell it to a third party. Either of these actions could have an adverse effect on a Portfolio's ability to achieve its investment objective because, for example, the Portfolio may be able to reinvest the proceeds only in securities with lower yields or may receive a price upon sale that is lower than it would have received in the absence of the redemption.

         The market for lower-rated securities has expanded rapidly in recent years. This growth has paralleled a long economic expansion. At certain times in the past, the prices of many lower-rated securities declined, indicating concerns that issuers of such securities might experience financial difficulties. At those times, the yields on lower-rated securities rose dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur.

         The ratings of Moody's and S&P represent the opinions of those agencies as to the quality of the debt securities which they rate. Such ratings are relative and subjective, and are not absolute standards of quality. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. If securities are rated investment grade by one rating organization and below investment grade by the other, a Portfolio's investment adviser may rely on the rating that it believes is more accurate. Each Portfolio's Adviser will consider a security's quality and credit rating when determining whether such security is an appropriate investment. Subject to its investment objective, policies and applicable law, a Portfolio may purchase a security with the lowest rating.

         Where one of the NRSROs has assigned an investment grade rating to an instrument and others have given it a lower rating, the Portfolios may consider the instrument to be investment grade. The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold, and may make it difficult for a Portfolio to obtain market quotations daily. If market quotations are not available, these securities will be valued by a method that the Portfolios' Boards of Directors believe accurately reflects fair market value. Judgment may play a greater role in valuing lower-rated debt securities than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

         Although the prices of lower-rated bonds are generally less sensitive to interest rate changes than are higher-rated bonds, the prices of lower-rated bonds may be more sensitive to adverse economic changes and developments regarding the individual issuer. Although the market for lower-rated debt securities is not new, and the market has previously weathered economic downturns, there has been in recent years a substantial increase in the use of such securities to fund corporate acquisitions and restructurings. Accordingly, the past performance of the market for such securities may not be an accurate indication of its performance during future economic downturns or periods of rising interest rates. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

         Adverse economic developments can disrupt the market for lower-rated securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. Lower-rated securities are especially affected by adverse changes in the industries in which the issuers are engaged and by changes in the financial condition of the issuers. Highly leveraged issuers may also experience financial stress during periods of rising interest rates. In addition, the secondary market for lower-rated securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a Portfolio could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Therefore, prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Portfolio's net asset value.

         Lower-rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls an obligation for redemption, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Portfolio experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Portfolio's investment portfolio and increasing the exposure of the Portfolio to the risks of lower-rated securities.

         STRIPPED SECURITIES. Stripped securities are created by separating bonds into their principal and interest components and selling each piece separately (commonly referred to as IOs and POs). The yield to maturity on an IO or PO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Portfolio's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Portfolio's ability to buy or sell those securities at any particular time.

         ZERO COUPON AND PAY-IN-KIND SECURITIES. A zero coupon bond is a security that makes no fixed interest payments but instead is sold at a discount from its face value. The bond is redeemed at its face value on the specified maturity date. Zero coupon bonds may be issued as such, or they may be created by a broker who strips the coupons from a bond and separately sells the rights to receive principal and interest. The prices of zero coupon bonds tend to fluctuate more in response to changes in market interest rates than do the prices of interest-paying debt securities with similar maturities. A Portfolio investing in zero coupon bonds generally accrues income on such securities prior to the receipt of cash payments. Since each Portfolio must distribute substantially all of its income to shareholders to qualify as a regulated investment company under federal income tax law, a Portfolio investing in zero coupon bonds may have to dispose of other securities to generate the cash necessary for the distribution of income attributable to its zero coupon bonds. Pay-in-kind securities have characteristics similar to those of zero coupon securities, but interest on such securities may be paid in the form of obligations of the same type rather than cash.

COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS

         Each of the Portfolios may invest or hold cash or other short-term investments, including commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The Portfolios may purchase commercial paper issued pursuant to the private placement exemption in Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under federal securities laws in that any resale must similarly be made in an exempt transaction. The Portfolios may or may not regard such securities as illiquid, depending on the circumstances of each case.

         Any Portfolio may also invest in obligations (including certificates of deposit, demand and time deposits and bankers' acceptances) of U.S. banks and savings and loan institutions. While domestic bank deposits are insured by an agency of the U.S. Government, the Portfolios will generally assume positions considerably in excess of the insurance limits.

LOAN PARTICIPATIONS AND ASSIGNMENTS

         The purchase of loan participations and assignments entails special risks. A Portfolio's ability to receive payments of principal and interest and other amounts in connection with loan participations and assignments will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan participation or assignment would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Because loan participations are not generally rated by independent credit rating agencies, a decision by a Portfolio to invest in a particular loan participation will depend almost exclusively on its Adviser's credit analysis of the borrower. In addition to the other risks associated with investments in debt securities, participations and assignments involve the additional risk that the insolvency of any financial institution interposed between the Portfolio and the borrower could delay or prevent the flow of payments from the borrower on the underlying loan. A Portfolio may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.

         The borrower of a loan in which a Portfolio holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the Portfolio will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

         Corporate loans in which a Portfolio may purchase a loan participation or assignment are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. The highly leveraged capital structure of the borrowers in certain of these transactions may make such loans especially vulnerable to adverse changes in economic or market conditions.

         Certain of the loan participations or assignments acquired by a Portfolio may involve unfunded commitments of the lenders or revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Portfolio would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation.

INDEXED SECURITIES AND STRUCTURED NOTES

         The values of indexed securities and structured notes are linked to currencies, other securities, interest rates, commodities, indices or other financial indicators ("reference instruments"). These instruments differ from other types of debt securities in several respects. The interest rate or principal amount payable at maturity may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). An indexed security or structured note may be positively or negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable with respect to, or the interest rate of, an indexed security or structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities and structured notes involves certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Further, in the case of certain indexed securities or structured notes, a decline in the reference instrument may cause the interest rate to be reduced to zero, and any further declines in the reference instrument may then reduce the principal amount payable on maturity. Finally, these securities may be less liquid than other types of securities, and may be more volatile than their underlying reference instruments.

FORWARD COMMITMENTS

         Each Portfolio may enter into commitments to purchase securities on a "forward commitment" basis, including purchases on a "when-issued" basis or a "to be announced" basis. When such transactions are negotiated, certain terms may be fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. Such securities are often the most efficiently priced and have the best liquidity in the bond market. During the period between a commitment and settlement, no payment is made by the purchaser for the securities purchased and, thus, no interest accrues to the purchaser from the transaction. In a "to be announced" transaction, a Portfolio commits to purchase securities for which all specific information is not yet known at the time of the trade, particularly the exact face amount in forward commitment mortgage-backed securities transactions.

         A Portfolio may sell the securities subject to a forward commitment purchase, which may result in a gain or loss. When a Portfolio purchases securities on a forward commitment basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Purchases of forward commitment securities also involve a risk of loss if the seller fails to deliver after the value of the securities has risen. Depending on market conditions, a Portfolio's forward commitment purchases could cause its net asset value to be more volatile.

         Each Portfolio may also enter into a forward commitment to sell securities it owns and will generally do so only with the intention of actually delivering the securities. The use of forward commitments enables a Portfolio to hedge against anticipated changes in interest rates and prices. In a forward sale, a Portfolio does not participate in gains or losses on the security occurring after the commitment date. Forward commitments to sell securities also involve a risk of loss if the seller fails to take delivery after the value of the securities has declined.

         Forward commitment transactions involve additional risks similar to those associated with investments in options and futures contracts. See "Options and Futures Contracts." It is not expected that any Portfolio's purchases of forward commitments will at any time exceed, in the aggregate, 20% of that Portfolio's total assets.

RESTRICTED AND ILLIQUID SECURITIES

         Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when the sale would otherwise be desirable. No securities for which there is not a readily available market ("illiquid securities") will be acquired by any Portfolio if such acquisition would cause the aggregate value of illiquid securities to exceed 15% of the Portfolio's net assets.

         Under SEC regulations, certain securities acquired through private placements can be traded freely among qualified purchasers. The SEC has stated that an investment company's board of directors, or its investment adviser acting under authority delegated by the board, may determine that a security eligible for trading under this rule is "liquid." The Portfolios intend to rely on this rule, to the extent appropriate, to deem specific securities acquired through private placement as "liquid." The Boards have delegated to a Portfolio's Adviser the responsibility for determining whether a particular security eligible for trading under this rule is "liquid." Investing in these restricted securities could have the effect of increasing a Portfolio's illiquidity if qualified purchasers become, for a time, uninterested in buying these securities.

         Restricted securities may be sold only (1) pursuant to SEC Rule 144A or other exemption, (2) in privately negotiated transactions or (3) in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended. Rule 144A securities, although not registered in the U.S., may be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933, as amended. Each Portfolio's Adviser, acting pursuant to guidelines established by its Board of Directors, may determine that some Rule 144A securities are liquid for purposes of limitations on the amount of illiquid investments a Portfolio may own. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

         Illiquid securities may be difficult to value, and a Portfolio may have difficulty disposing of such securities promptly. The Portfolios do not consider foreign securities to be restricted if they can be freely sold in the principal markets in which they are traded, even if they are not registered for sale in the U.S.

SECURITIES OF OTHER INVESTMENT COMPANIES

         Investments in other investment companies may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities, and the total return on such investments will be reduced by the operating expenses and fees of such investment companies, including advisory fees. The Portfolios may invest in both closed-end and open-end investment companies. The LM Balanced Institutional Portfolio intends to invest solely in the shares of two open-end investment companies as described in the Prospectus.

REPURCHASE AGREEMENTS

         A repurchase agreement is an agreement under which securities are acquired from a securities dealer or bank subject to resale at an agreed upon price and date. The securities are held by a Portfolio as collateral until retransferred and will be supplemented by additional collateral if necessary to maintain a total market value equal to or in excess of the value of the repurchase agreement. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. A Portfolio also bears the risk that the proceeds from any sale of collateral will be less than the repurchase price.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWING

         A reverse repurchase agreement is a portfolio management technique in which a Portfolio temporarily transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, including interest payment. While engaging in reverse repurchase agreements, each Portfolio will maintain cash or securities in a segregated account at its custodian bank with a value at least equal to the Portfolio's obligation under the agreements, adjusted daily. Reverse repurchase agreements may expose a Portfolio to greater fluctuations in the value of its assets and renders the segregated assets unavailable for sale or other disposition.

         The Portfolios may also enter into dollar roll transactions in which a Portfolio sells a fixed income security for delivery in the current month and simultaneously contracts to purchase substantially similar (same type, coupon and maturity) securities at an agreed upon future time. By engaging in the dollar roll transaction the Portfolio foregoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The Portfolio would also be able to earn interest on the income that is received from the initial sale.

         The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that a Portfolio is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, a Portfolio may be adversely affected.

         Each Portfolio will limit its investments in reverse repurchase agreements and other borrowing (including dollar roll transactions) to no more than one-third of its total assets. To avoid potential leveraging effects of such borrowing, a Portfolio will not make investments while its borrowing (including reverse repurchase agreements but excluding dollar rolls) is in excess of 5% of its total assets. To avoid potential leveraging effects of dollar rolls, each Portfolio will segregate assets as required by the Investment Company Act of 1940.

         The 1940 Act requires a Portfolio to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed. If the asset coverage should decline below 300% as a result of market fluctuations or for other reasons, a Portfolio may be required to sell some of its holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may increase the effect on net asset value of any increase or decrease in the market value of the Portfolio.

         Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Portfolios may enter into reverse repurchase agreements and dollar roll transactions as a method of borrowing.

LOANS OF PORTFOLIO SECURITIES

         A Portfolio may lend its portfolio securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the Portfolio. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities, and the Portfolio may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Portfolio or the borrower. A Portfolio may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. No Portfolio presently expects to have on loan at any given time securities totaling more than one-third of its net assets. A Portfolio runs the risk that the counterparty to a loan transaction will default on its obligation and that the value of the collateral received may decline before the Portfolio can dispose of it.

DURATION

         Duration is a measure of the expected life of a fixed income security on a cash flow basis. Duration takes the time intervals over which the interest and principal payments are scheduled and weights each by the present values of the cash to be received at the corresponding future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, a current coupon bond with a maturity of 3.5 years will have a duration of approximately three years. In general, the lower the stated or coupon rate of interest of a fixed income security, the longer its duration; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter its duration.

         There may be circumstances under which even duration calculations do not properly reflect the interest rate exposure of a security. For example, floating variable rate securities may have final maturities of ten or more years; however, their interest exposure corresponds to the frequency of the coupon reset. Similarly, many mortgage pass-through securities may have stated final maturities of 30 years, but current prepayment rates are more critical in determining the security's interest rate exposure. In these situations, the Adviser may consider other analytical techniques that incorporate the economic life of a security into its determination of interest rate exposure.

PORTFOLIO TURNOVER

         While it is impossible to predict portfolio turnover rates, the LM Balanced Institutional Portfolio, the Batterymarch Mid Cap Institutional Portfolio and the Batterymarch Small Cap Institutional Portfolio currently expect that their average turnover rate will not exceed ___%, ___% and ___% respectively.

         The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as "portfolio turnover." As a result of a Portfolio's investment policies, under certain market conditions a Portfolio's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Higher portfolio turnover rates, such as those above 100%, are likely to result in higher brokerage commissions or other transactions costs and could give rise to a greater amount of taxable capital gains.

ALTERNATIVE INVESTMENT STRATEGIES

         At times a Portfolio's Adviser may judge that conditions in the securities markets make pursuing the Portfolio's typical investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these defensive strategies, a Portfolio may invest without limit in securities that the Adviser believes present less risk to a Portfolio, including equity securities, debt and fixed income securities, preferred stocks, U.S. Government and agency obligations, cash or money market instruments, or in other securities the Adviser considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a Portfolio will use these alternative strategies.

NEW INVESTMENT PRODUCTS

         New types of mortgage-backed and asset-backed securities, derivative instruments and hedging instruments are developed and marketed from time to time. Consistent with its investment limitations, each Portfolio expects to invest in those new types of securities and instruments that its Adviser believes may assist the Portfolio in achieving its investment objective.

INVESTMENT POLICIES

         Except for investment policies designated as fundamental in this Prospectus or the SAI, the investment policies described in this Prospectus and in the SAI are not fundamental policies. Changes to fundamental investment policies require shareholder approval; the Directors may change any non-fundamental investment policy without shareholder approval.

RATINGS OF DEBT OBLIGATIONS

         Moody's, S&P and NRSROs are private organizations that provide ratings of the credit quality of debt obligations. A Portfolio may consider these ratings in determining whether to purchase, sell or hold a security. Ratings are not absolute assurances of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Credit rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

REITS

         REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Under the Internal Revenue Code of 1986 (the "Code"), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it generally distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs, and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITS combine the characteristics of both Equity REITs and Mortgage REITs.

         While a Portfolio will not generally invest in real estate directly, it may be subject to risks similar to those associated with the direct ownership of real estate. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

         In addition to these risks, REITs may be affected by changes in the value of the underlying property owned by the trusts, or by the quality of any credit they extend. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which a Portfolio invests may invest their assets in specific real estate sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in any such sectors.

                          VALUATION OF PORTFOLIO SHARES

         As described in the Prospectus, securities owned by any of the Portfolios for which market quotations are readily available are valued at current market value. Securities are valued at the last sale price for a comparable position on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one market, the securities are generally valued on the market considered by the Adviser as the primary market.

         Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of trading on the Exchange, which events will not be reflected in a computation of a Portfolio's net asset value on that day. If events materially affecting the value of such investments occur during such time period, the investments will be valued at their fair value as determined in good faith by, or under the direction of, the Board of Directors.

                          MANAGEMENT OF THE PORTFOLIOS

DIRECTORS AND OFFICERS

         The Fund's officers are responsible for the operation of the Fund under the direction of its Board of Directors. The officers and Directors of the Fund and their principal occupations during the past five years are set forth below. An asterisk (*) indicates Interested Directors.

         The business address of Mr. Livingston is 117 Colorado Boulevard, Pasadena, California 91105. The business address of each officer and Director is 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

         Catherine H. Bray, 41, Director; Portfolio Manager, T. Rowe Price, June 1989-May 1996.

         *Edmund J. Cashman, 61, Director; Senior Executive Vice President and Director of Legg Mason, Inc.; Officer and/or Director of various other affiliates of Legg Mason, Inc.; President or Vice Chairman of the Board and Director/Trustee of four Legg Mason funds.

         *W. Curtis Livingston, III, 53, Director and Vice Chairman; Director of Western Asset Management Company (investment management firm) ("Western Asset"), March 1999-present; President, Director and Chief Executive Officer of Western Asset, December 1980-March 1999; President, Pacific American Income Shares, Inc.; Director, Legg Mason, Inc.; Director and President, LM Institutional Fund Advisors I, Inc.; Director and Vice Chairman of LM Institutional Advisors, Inc.

         Emmett J. Rice, 78, Director; Governor, Federal Reserve Central Bank, June 1979-February 1987; Director, Jardine-Fleming China Region Fund, July 1992-present; Director, Albermarle Corporation and Tredegar Industries, Inc.

         *Edward A. Taber, 54, Chairman, Director and President; Senior Executive Vice President of Legg Mason, Inc.; Director of the Legg Mason Value Trust, Inc., the Legg Mason Total Return Trust, Inc. and the Legg Mason Special Investment Trust, Inc.; Trustee of the Legg Mason Tax-Free Income Fund and the Legg Mason Cash Reserve Trust; President of the Legg Mason Income Trust, Inc., the Legg Mason Global Trust, Inc., LM Institutional Fund Advisors II, Inc. and the Legg Mason Investors Trust, Inc.; Director of Western Asset, Western Asset Global Management, Limited, Bartlett & Co., Batterymarch Financial Management, Inc., Gray, Seifert & Co., Inc. (investment adviser), GSH & Co. Inc. (investment adviser holding company), Fairfield Group, Inc. (investment adviser), LM Institutional Advisors, Inc., and Legg Mason Fund Adviser, Inc.; formerly director of Taxable Fixed Income Division of T. Rowe Price Associates, Inc.

         Robert M. Tarola, 48, Director; Senior Vice President and Chief Financial Officer, Helix Health, Inc., July 1996-present; Partner, Price Waterhouse LLP, May 1974-June 1996.

         Linda R. Taylor, 52, Director.

         Marie K. Karpinski, 49, Vice President and Treasurer; Vice President and Treasurer of twenty-one Legg Mason/Bartlett funds (open-end investment companies), 1986-present; Vice President and Treasurer of LM Institutional Fund Advisors I, Inc.; Assistant Treasurer of Pacific American Income Shares, Inc. (closed-end investment company), 1988-present; Treasurer of Legg Mason Fund Adviser, Inc., March 1986-present; Vice-President of Legg Mason Wood Walker, Incorporated., 1992-present; Assistant Vice-President of Legg Mason Wood Walker, Incorporated, 1989-1992.

         Officers and Directors of the Fund who are affiliated persons of the Manager, the Advisers or Legg Mason receive no salary or fees from the Fund. Each Independent Director receives an annual retainer of $500 per Portfolio and a per meeting fee of $500 per Portfolio.

         The following table provides certain information relating to the compensation of the Fund's Directors and senior executive officers.

--------------------------------------------------------------------------------------------------------------------
                                                                              Aggregate Compensation From the Fund
Name of Person and Position                Total Compensation From the Fund*  and Complex Paid to Directors**
--------------------------------------------------------------------------------------------------------------------
Catherine H. Bray                                        $13,125                             $13,125
Director
--------------------------------------------------------------------------------------------------------------------
Edmund J. Cashman                                           0                                   0
Director
--------------------------------------------------------------------------------------------------------------------
W. Curtis Livingston, III                                   0                                   0
Director
--------------------------------------------------------------------------------------------------------------------
Emmett J. Rice                                           $13,125                             $13,125
Director
--------------------------------------------------------------------------------------------------------------------
Edward A. Taber III                                         0                                   0
Director and President
--------------------------------------------------------------------------------------------------------------------
Robert M. Tarola                                         $6,125                              $6,125
Director
--------------------------------------------------------------------------------------------------------------------
Linda R. Taylor                                          $13,125                             $13,125
Director
--------------------------------------------------------------------------------------------------------------------

*Represents fees paid to each person during the fiscal period ended March 31, 1999.
**Represents aggregate compensation paid to each person during the calendar year ended December 31, 1998.
--------------------------------------------------------------------------------------------------------------------

MANAGER AND ADVISERS

         THE MANAGER. The Manager, a wholly owned subsidiary of Legg Mason, Inc., a financial services holding company, serves as investment manager to the Portfolios of the Fund under separate Investment Management Agreements dated September __, 1999 between the Manager and the Fund (the "Management Agreements"). The Management Agreements were most recently approved by the Board of Directors, including a majority of Independent Directors, on September __, 1999.

         Under the Management Agreement, the Manager is responsible, subject to the general supervision of the Fund's Board of Directors, for the actual management of the Fund's assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, consistent with the investment objectives and policies described in the Prospectus and this Statement of Additional Information. The Manager also is responsible for the compensation of Directors and officers of the Fund who are employees of the Manager or its affiliates. The Manager receives for its services a fee as described in the Prospectus. As noted below, the Manager has delegated responsibility for the selection of the Fund's investments to the Advisers.

         Each Portfolio pays all of its other expenses which are not assumed by the Manager. These expenses include, among others, expenses of preparing and printing prospectuses, statements of additional information, proxy statements and reports and of distributing them to existing shareholders, custodian charges, transfer agency fees, organizational expenses, compensation of the Directors who are not "interested persons" of the Manager, or its affiliates, as that term is defined in the 1940 Act, legal and audit expenses, insurance expenses, expenses of registering and qualifying shares of the Portfolios for sale under federal and state law, Rule 12b-1 fees, governmental fees, expenses incurred in connection with membership in investment company organizations, interest expense, taxes and brokerage fees and commissions. The Portfolios also are liable for such nonrecurring expenses as may arise, including litigation to which a Portfolio or the Fund may be a party. The Fund may also have an obligation to indemnify its Directors and officers with respect to litigation.

         Under the Management Agreement, the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolios in connection with the performance of the Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

         The Management Agreement terminates automatically upon assignment and is terminable with respect to any Portfolio at any time without penalty by vote of the Fund's Board of Directors, by vote of a majority of that Portfolio's outstanding voting securities, or by the Manager, on not less than 60 days' notice to the Fund, and may be terminated immediately upon the mutual written consent of the Manager and the Fund.

ADVISERS

         LMFA. LMFA, a wholly owned subsidiary of Legg Mason, Inc., serves as Adviser to the LM Balanced Institutional Portfolio under an Investment Advisory Agreement dated ____________ __, 1999 between LMFA and the Manager (the "LMFA Advisory Agreement"). The LMFA Advisory Agreement was most recently approved by the Board of Directors, including a majority of the Independent Directors, on _____________ __, 1999.

         Under the LMFA Advisory Agreement, LMFA is responsible, subject to the general supervision of the Fund's Board of Directors and the Manager, for the actual management of the Portfolios' assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, consistent with the investment objectives and policies described in the Prospectus and this Statement of Additional Information. LMFA receives from the Manager for its services an advisory fee as described in the Prospectus.

         Under the LMFA Advisory Agreement, LMFA will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolios in connection with the performance of the LMFA Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

         The LMFA Advisory Agreement terminates automatically upon assignment and is terminable with respect to any Portfolio at any time without penalty by vote of the Fund's Board of Directors, by vote of a majority of that Portfolio's outstanding voting securities, or by LMFA, on not less than 60 days' notice, and may be terminated immediately upon the mutual written consent of the parties.

         BATTERYMARCH. Batterymarch, a wholly owned subsidiary of Legg Mason, Inc., serves as the Adviser to the Batterymarch MidCapitalization Equity Portfolio and the Batterymarch Small Capitalization Equity Portfolio under separate Investment Advisory Agreements dated _________ __, 1999 between Batterymarch and the Manager (the "Batterymarch Advisory Agreements"). The Batterymarch Advisory Agreements were most recently approved by the Board of Directors, including a majority of the Independent Directors, on _________ __, 1999.

         Under the Batterymarch Advisory Agreement, Batterymarch is responsible, subject to the general supervision of the Fund's Board of Directors and the Manager, for the actual management of the Portfolios' assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, consistent with the investment objectives and policies described in the Prospectus and this Statement of Additional Information. Batterymarch also is responsible for the compensation of Directors and officers of the Fund who are employees of Batterymarch or its affiliates. Batterymarch receives from the Manager for its services to the Portfolios' an advisory fee as described in the Prospectus.

         Under the Batterymarch Advisory Agreement, Batterymarch will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolios in connection with the performance of the Batterymarch Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

         The Batterymarch Advisory Agreement terminates automatically upon assignment and is terminable with respect to any Portfolio at any time without penalty by vote of the Fund's Board of Directors, by vote of a majority of that Portfolio's outstanding voting securities, or by Batterymarch, on not less than 60 days' notice, and may be terminated immediately upon the mutual written consent of the parties.

DISTRIBUTOR

         Legg Mason, 100 Light Street, P.O. Box 1476, Baltimore, MD 21203-1476, acts as distributor of the Fund's shares pursuant to an Underwriting Agreement with the Fund dated June 3, 1998 (the "Underwriting Agreement").

         Legg Mason is not obligated to sell any specific amount of Fund shares and receives no compensation pursuant to the Underwriting Agreement. The Underwriting Agreement is terminable with respect to any Portfolio without penalty, at any time, by vote of a majority of the Fund's Independent Directors, or by vote of the holders of a majority of the shares of that Portfolio, or by Legg Mason upon 60 days' notice to the Fund.

         The Fund has adopted a Plan for each Portfolio which, among other things, permits the Fund to pay Legg Mason fees for its services related to sales and distribution of Financial Intermediary Class shares and the provision of ongoing services to Financial Intermediary Class shareholders. Payments are made only from assets attributable to Financial Intermediary Class shares. Under the Plan, the aggregate fees may not exceed an annual rate of 0.40% of each Portfolio's average daily net assets attributable to Financial Intermediary Class shares. Payments under the Plan are currently limited to 0.25% of average daily net assets. The Board of Directors may increase the limit up to 0.40% of average daily net assets as provided by the Plan without obtaining shareholder approval. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of Shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to Financial Intermediary Class shares only.

         The Plan was approved by the sole shareholder of the Financial Intermediary Class of each Portfolio on _________ __, 1999. Legg Mason may pay all or a portion of the fee to its investment executives.

         The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting securities of the Financial Intermediary Class shares. Any change in the Plan that would materially increase the distribution cost to a Portfolio requires shareholder approval; otherwise the Plan may be amended by the Directors, including a majority of the 12b-1 Directors, as previously described. The Plan was most recently approved on __________ __, 1999.

         In accordance with Rule 12b-1, the Plan provides that Legg Mason will submit to the Fund's Board of Directors, and the Directors will review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of the Independent Directors will be committed to the discretion of such Independent Directors.

                            PURCHASES AND REDEMPTIONS

         The Fund reserves the right to modify the mail, telephone or wire redemption services or to terminate the telephone or wire redemption services described in the Prospectus at any time without prior notice to shareholders. The Fund also reserves the right to suspend or postpone redemptions (1) for any period during which the Exchange is closed (other than for customary weekend and holiday closings), (2) when trading in markets the Fund normally utilizes is restricted or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset value not reasonably practicable, or (3) for such other periods as the SEC by regulation or order may permit for the protection of the Fund's shareholders.

         The Fund agrees to redeem shares of each Portfolio solely in cash up to the lesser of $250,000 or 1% of the relevant Portfolio's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Fund reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of readily marketable securities held by a Portfolio in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

                               EXCHANGE PRIVILEGE

         Shareholders in any of the Portfolios are entitled to exchange their shares for shares of the other Portfolios of the Fund or of the portfolios of LM Institutional Fund Advisors I, Inc., provided that such shares are eligible for sale in the shareholder's state of residence, and are being offered at the time.

         When a shareholder decides to exchange shares of a Portfolio, the Fund's transfer agent will redeem shares of the Portfolio and invest the proceeds in shares of the Portfolio selected. Redemptions of shares of the Portfolio will be made at their net asset value determined on the same day that the request is received in proper order, if received before the close of regular trading on the Exchange. If the request is received by the transfer agent after such close of regular trading, shares will be redeemed at their net asset value determined as of the close of the Exchange on the next day the Exchange is open.

         There is no charge for the exchange privilege and no sales charge imposed on an exchange, but the Portfolios reserve the right to modify or terminate the exchange privilege at any time. For more information concerning the exchange privilege, or to make an exchange, please contact the Portfolios.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Under the various Management Agreements and Advisory Agreements, the Manager and the Advisers are responsible for the execution of the Portfolios' transactions. In selecting brokers or dealers, the Advisers must seek the most favorable price (including the applicable dealer spread) and execution for such transactions, subject to the possible payment as described below of higher brokerage commissions or spreads to brokers or dealers who provide research and analysis. The Portfolios may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of the Portfolios, the Advisers will also take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's or dealer's facilities (including the services described below) and any risk assumed by the executing broker or dealer.

         Consistent with the policy of obtaining most favorable price and execution, an Adviser may give consideration to research, statistical and other services furnished by brokers or dealers to the Adviser for its use, may place orders with brokers or dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to those brokers or dealers a higher brokerage commission or spread than may be charged by other brokers or dealers. Such research, analysis and other services may be useful to an Adviser in connection with services to clients other than the Portfolios. An Adviser's fee is not reduced by reason of its receiving such brokerage and research services.

         The Portfolios may not buy securities from, or sell securities to, an Adviser or its affiliated persons as principal, except as permitted by the rules and regulations of the SEC. Subject to certain conditions, the Portfolios may purchase securities that are offered in underwritings in which an affiliate of an Adviser is a participant, although the Portfolios may not make such purchases directly from such affiliate.

         The Advisers will select brokers to execute portfolio transactions. In the over-the-counter market, the Portfolios generally will deal with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

         Investment decisions for the Portfolios are made independently from those of other funds and accounts advised by the Advisers. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in larger volume transactions may produce better executions and prices.

                           ADDITIONAL TAX INFORMATION

GENERAL REQUIREMENTS FOR "PASS-THROUGH" TREATMENT

         In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Portfolio must distribute annually to its shareholders at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any) and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or other income (including but not limited to gains from options or futures ) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and not 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of its total assets may be invested in securities (other than U.S. Government securities and securities of other regulated investment companies) of any one issuer and two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses.

         If a Portfolio fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Portfolio is permitted and so elects), plus any retained amount from the prior year, the Portfolio will be subject to a 4% excise tax on the undistributed amounts. A distribution declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in such months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 if the distribution is paid by the Portfolio during the following January. Such a distribution, therefore, will be taxable to shareholders for the year in which that December 31 falls. Each Portfolio intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ORIGINAL ISSUE DISCOUNT

         A Portfolio may purchase debt securities issued with original issue discount. Original issue discount that accrues in a taxable year will be treated as income earned by the Portfolio and therefore an equivalent amount must be distributed to satisfy the distribution requirement and avoid imposition of the 4% excise tax. Because the original issue discount earned by a Portfolio in a taxable year may not be represented by cash income, the Portfolio may have to dispose of other securities and use the proceeds thereof to make distributions in amounts necessary to satisfy those distribution requirements. A Portfolio may realize capital gains or losses from such dispositions, which would increase or decrease the Portfolio's investment company taxable income and/or net capital gain.

MISCELLANEOUS

         If a Portfolio invests in shares of preferred stock or otherwise holds dividend-paying securities as a result of exercising a conversion privilege, a portion of the dividends from the Portfolio's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations that meet certain holding period requirements. The eligible portion may not exceed the aggregate dividends received by the Portfolio from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

         Dividends and interest received by a Portfolio, and gains realized by a Portfolio on foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Portfolio's securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

                                OTHER INFORMATION

         LMIFA II was incorporated in Maryland on January 13, 1998. Each Portfolio is an open-end, diversified management company. The Directors of LMIFA II may, without shareholder approval, create, in addition to the Portfolios, other series of shares representing separate investment portfolios. Any such series may be divided without shareholder approval into two or more classes of shares having such terms as the Directors may determine. Establishment and offering of additional portfolios or classes of shares of a portfolio will not alter the rights of the Fund's shareholders.

         LMIFA II has a total of 7 billion shares of common stock at par value $0.001. Each share has one vote, with fractional shares voting proportionally. Voting on matters pertinent only to a particular Portfolio, such as the adoption of an investment advisory contract for that Portfolio, is limited to that Portfolio's shareholders. Shares of all classes of a Portfolio will vote together as a single class except when otherwise required by law or as determined by the Directors. Shares are freely transferable, are entitled to dividends as declared by the Directors, and, if a Portfolio were liquidated, would receive the net assets of that Portfolio. Voting rights are not cumulative, and all shares of the Portfolios are fully paid and nonassessable and have no preemptive or conversion rights.

         Although no Portfolio intends to hold annual shareholder meetings, it will hold a special meeting of shareholders when the Investment Company Act of 1940 (the "1940 Act") requires a shareholder vote on certain matters (including the election of Directors in certain cases or approval of an advisory contract).

         When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Portfolio, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio.

                         PRINCIPAL HOLDERS OF SECURITIES

         To the Portfolios' knowledge, no person owns beneficially five percent or more of the outstanding shares of any class of any Portfolio.


                             PERFORMANCE INFORMATION

         Each Portfolio may, from time to time, include its total return in marketing materials or reports to shareholders or prospective investors. Quotations of average annual total return for a class of shares of a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in that class of shares over periods of one, five and ten years (up to the life of the class), calculated pursuant to the following formula: P (1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis and assume that all dividends and other distributions are reinvested when paid. The performance of each class of a Portfolio will differ because each class is subject to different expenses.

         Each Portfolio's performance may fluctuate daily depending upon such factors as the average maturity of its securities, changes in investments, changes in interest rates and variations in operating expenses. Therefore, current performance does not provide a basis for determining future performance. The fact that a Portfolio's performance will fluctuate and that shareholders' principal is not guaranteed or insured should be considered in comparing the Portfolio's performance with the performance of other investments.

         From time to time each Portfolio may compare the performance of a class of shares in advertising and sales literature to the performance of other investment companies, groups of investment companies or various market indices. One such market index is the S&P 500, a widely recognized, unmanaged index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the U.S. The S&P 500 includes reinvestment of all dividends. It takes no account of the costs of investing or the tax consequences of distributions. The Portfolios invest in many securities that are not included in the S&P 500.

         Each Portfolio may also cite rankings and ratings, and compare the return of a class of shares with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Company Services, Value Line, Morningstar, and other services or publications that monitor, compare and/or rank the performance of investment companies. Each Portfolio may also refer in such materials to mutual fund performance rankings, ratings, comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, FINANCIAL WORLD, MONEY MAGAZINE, FORBES, BUSINESS WEEK, BARRON'S, FORTUNE, THE KIPLINGER LETTERS, THE WALL STREET JOURNAL, AND THE NEW YORK TIMES.

         Each Portfolio may compare the investment return of a class of shares to the return on certificates of deposit and other forms of bank deposits, and may quote from organizations that track the rates offered on such deposits. Bank deposits are insured by an agency of the federal government up to specified limits. In contrast, Portfolio shares are not insured, the value of Portfolio shares may fluctuate, and an investor's shares, when redeemed, may be worth more or less than the investor originally paid for them. Unlike the interest paid on many certificates of deposit, which remains at a specified rate for a specified period of time, the return of each class of shares will vary.

         Portfolio advertisements may reference the history of Legg Mason and its affiliates, the education and experience of the portfolio manager, and the fact that the portfolio manager engages in a particular style of investing (e.g., growth or value).

         In advertising, each Portfolio may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Chase Global Data and Research may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. Each Portfolio may use other recognized sources as they become available.

         Each Portfolio may use data prepared by Ibbotson Associates of Chicago, Illinois ("Ibbotson") to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Ibbotson relies on different indices to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

         Each Portfolio may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500, and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

         Each Portfolio may also include in advertising biographical information on key investment and managerial personnel.

         Each Portfolio may advertise examples of the potential benefits of periodic investment plans, such as dollar cost averaging, a long-term investment technique designed to lower average cost per share. Under such a plan, an investor invests in a mutual fund at regular intervals a fixed dollar amount thereby purchasing more shares when prices are low and fewer shares when prices are high. Although such a plan does not guarantee profit or guard against loss in declining markets, the average cost per share could be lower than if a fixed number of shares were purchased at the same intervals. Investors should consider their ability to purchase shares through low price levels.

         Each Portfolio may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have provided a full spectrum of financial services. Legg Mason affiliates serve as investment advisers for private accounts and mutual funds with assets of more than $[71] billion as of March 31, 1999.

         In advertising, each Portfolio may discuss the advantages of saving through tax-deferred retirement plans or accounts, including the advantages and disadvantages of "rolling over" a distribution from a retirement plan into an IRA, factors to consider in determining whether you qualify for such a rollover, and the other options available. These discussions may include graphs or other illustrations that compare the growth of a hypothetical tax-deferred investment to the after-tax growth of a taxable investment.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

         State Street Bank and Trust Company, P.O. Box 1790, Boston, Massachusetts 02105, serves as custodian of the Fund's assets. Boston Financial Data Services, Inc., P.O. Box 953, Boston, Massachusetts 02103, serves as transfer and dividend-disbursing agent and administrator of various shareholder services. Shareholders who request an historical transcript of their account will be charged a fee based upon the number of years researched. The Fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.

INDEPENDENT ACCOUNTANTS

         Ernst & Young, LLP have been selected to serve as the Fund's independent accountants.

LEGAL COUNSEL

         Ropes & Gray, Boston, MA, serves as legal counsel to the Fund.

PART C. OTHER INFORMATION

Item 23.  Exhibits

         (a)  Articles of Amendment and Restatement -- previously filed (1)
              (i)   Articles Supplementary -- previously filed (1)
         (b)  Bylaws -- previously filed (1)
         (c)  Instruments Defining Rights of Security Holders -- none
         (d)  (1)   Investment advisory agreements --
                    (i)   LM Balanced Institutional Portfolio -- to be
                          filed by amendment
                    (ii)  Batterymarch Mid Cap
                          Institutional Portfolio -- to be filed by amendment
                    (iii) Batterymarch Small Cap Institutional Portfolio
                          -- to be filed by amendment

              (2)   Investment management agreements --
                    (i)   LM Balanced Institutional Portfolio -- to be
                          filed by amendment
                    (ii)  Batterymarch Mid Cap
                          Institutional Portfolio -- to be filed by amendment
                    (iii) Batterymarch Small Cap Institutional Portfolio
                          -- to be filed by amendment
         (e)  Underwriting Agreement -- to be filed or incorporated by amendment
         (f)  Bonus or profit sharing contracts -- none
         (g)  Custodian agreement -- to be filed or incorporated by amendment
         (h)  (i)   Transfer Agent agreement -- to be filed or incorporated by amendment
              (ii)  Administration agreements -- none
         (i)  Opinion of counsel -- to be filed or incorporated by amendment
         (j) Other opinions, appraisals, rulings and consents Accountants' consent -- to be filed or incorporated by amendment
         (k)  Financial statements omitted from Item 22 -- not applicable
         (l)  Agreement for providing initial capital -- none
         (m)  Plan pursuant to Rule 12b-1 --
              (i)   LM Balanced Institutional Portfolio -- to be filed by
                    amendment
              (ii)  Batterymarch Mid Cap Institutional Portfolio -- to be filed by amendment
              (iii) Batterymarch Small Cap Institutional Portfolio -- to be
                    filed by amendment
         (n)  Financial Data Schedules -- not applicable
         (o) Multiple Class (Rule 18F-3) Plan -- to be filed or incorporated by amendment

         (1) Incorporated herein by reference to corresponding Exhibit of Pre-Effective Amendment No. 1 to the Registration Statement, SEC File No. 333-44423, filed June 4, 1998.

Item 24. Persons Controlled by or under Common Control with Registrant
         -------------------------------------------------------------
         None.

Item 25. Indemnification
         ---------------

        Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is prohibited as against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser
         ----------------------------------------------------

         I. Legg Mason Fund Adviser, Inc. ("Fund Adviser"), adviser for the LM Balanced Institutional Portfolio is a registered investment adviser incorporated on January 20, 1982. Fund Adviser is engaged primarily in the investment advisory business. Fund Adviser also serves as investment adviser or manager to seventeen open-end registered investment companies. Information as to the officers and directors of Fund Adviser is included in its Form ADV filed with the Securities and Exchange Commission as in effect on the date hereof (Registration Number 801-16958) and is incorporated herein by reference.

         II. Batterymarch Financial Management, Inc. ("Batterymarch"), adviser to the Batterymarch MidCapitalization Equity Portfolio and Batterymarch Small Capitalization Equity Portfolio, is a registered investment adviser incorporated on September 19, 1994. Batterymarch is engaged primarily in the investment advisory business. Information as to the officers and directors of Batterymarch is included in its Form ADV filed with the Securities and Exchange Commission as in effect on the date hereof (registration number 801-48035) and is incorporated herein by reference.

Item 27. Principal Underwriters
         ----------------------


         (a) Legg Mason Cash Reserve Trust
             Legg Mason Special Investment Trust, Inc.
             Legg Mason Value Trust, Inc.
             Legg Mason Tax-Exempt Trust, Inc.
             Legg Mason Income Trust, Inc.
             Legg Mason Total Return Trust, Inc.
             Legg Mason Tax-Free Income Fund
             Legg Mason Global Trust, Inc.
             Legg Mason Investors Trust, Inc.
             LM Institutional Fund Advisors I, Inc.
             LM Institutional Fund Advisors II, Inc.
             Legg Mason Focus Trust, Inc.

         (b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").


                                             Position and                         Positions and
Name and Principal                           Offices with                          Offices with
Business Address*                         Underwriter - LMWW                        Registrant
------------------                    ---------------------------               -------------------
Raymond A. Mason                     Chairman of the Board                           None

John F. Curley, Jr.                  the retired Vice Chairman of                    None
                                     the Board

James W. Brinkley                    President and Director                          None

Edmund J. Cashman, Jr.               Senior Executive Vice                           Director
                                     President and Director

Richard J. Himelfarb                 Senior Executive Vice                           None
                                     President and Director

Edward A. Taber III                  Senior Executive Vice President                 President and
                                     and Director                                    Director

Robert A. Frank                      Executive Vice President And Director           None
                                     and Director

Robert G. Sabelhaus                  Executive Vice President and Director           None

Charles A. Bacigalupo                Senior Vice President, Secretary                None

F. Barry Bilson                      Senior Vice President and Director              None

Thomas M. Daly, Jr.                  Senior Vice President and Director              None

Jerome M. Dattel                     Senior Vice President and Director              None

Robert G. Donovan                    Senior Vice President and Director              None

Thomas E. Hill                       Senior Vice President and Director              None
One Mill Place
Easton, MD  21601

Arnold S. Hoffman                    Senior Vice President and Director              None
1735 Market Street
Philadelphia, PA  19103

Carl Hohnbaum                        Senior Vice President and Director              None
24th Floor
Two Oliver Plaza
Pittsburgh, PA  15222

William B. Jones, Jr.                Senior Vice President and Director              None
1747 Pennsylvania Avenue, N.W.
Washington, D.C. 20006

Laura L. Lange                       Senior Vice President and Director              None

Marvin H. McIntyre                   Senior Vice President and Director              None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Mark I. Preston                      Senior Vice President and Director              None

Joseph Sullivan                      Senior Vice  President and Director             None

M. Walter D'Alessio, Jr.             Director                                        None
1735 Market Street
Philadelphia, PA  19103

W. William Brab                      Senior Vice President                           None


Deepak Chowdhury                     Senior Vice President                           None
255 Alhambra Circle
Coral Gables, FL  33134

Harry M. Ford, Jr.                   Senior Vice President                           None

Dennis A. Green                      Senior Vice President                           None

William F. Haneman, Jr.              Senior Vice President                           None
One Battery Park Plaza
New York, New York  10005

Theodore S. Kaplan                   Senior Vice President and                       None
                                     General Counsel

Seth J. Lehr                         Senior Vice President                           None
1735 Market St
Philadelphia, PA  19103

Horace M. Lowman, Jr.                Senior Vice President and                       None
                                     Asst. Secretary

Robert L. Meltzer                    Senior Vice President                           None
One Battery Park Plaza
New York, NY  10004

Jonathan M. Pearl                    Senior Vice President                           None
1777 Reisterstown Rd.
Pikesville, MD  21208

John A. Pliakas                      Senior Vice President                           None
125 High Street
Boston, MA  02110

Gail Reichard                        Senior Vice President                           None

Timothy C. Scheve                    Senior Vice President and Treasurer             None

Elisabeth N. Spector                 Senior Vice President                           None

Robert J. Walker, Jr.                Senior Vice President                           None
200 Gibraltar Road
Horsham, PA  19044

William H. Bass, Jr.                 Vice President                                  None

Nathan S. Betnun                     Vice President                                  None

John C. Boblitz                      Vice President                                  None

Andrew J. Bowden                     Vice President                                  None

D. Stuart Bowers                     Vice President                                  None

Edwin J. Bradley, Jr.                Vice President                                  None

Scott R. Cousino                     Vice President                                  None

Joseph H. Davis, Jr.                 Vice President                                  None
1735 Market Street
Philadelphia, PA  19380

Terrence R. Duvernay                 Vice President                                  None
1100 Poydras St.
New Orleans, LA  70163

John R. Gilner                       Vice President                                  None

Richard A. Jacobs                    Vice President                                  None

C. Gregory Kallmyer                  Vice President                                  None

Edward W. Lister, Jr.                Vice President                                  None

Marie K. Karpinski                   Vice President and Treasurer                    Treasurer

Mark C. Micklem                      Vice President                                  None
1747 Pennsylvania Ave.
Washington, DC  20006

Hance V. Myers, III                  Vice President                                  None
1100 Poydras St.
New Orleans, LA 70163

Gerard F. Petrik, Jr.                Vice President                                  None

Douglas F. Pollard                   Vice President                                  None

K. Mitchell Posner                   Vice President                                  None
1735 Market Street
Philadelphia, PA  19103

Carl W. Riedy, Jr.                   Vice President                                  None

Jeffrey M. Rogatz                    Vice President                                  None

Thomas E. Robinson                   Vice President                                  None

Douglas M. Schmidt                   Vice President                                  None

Robert W. Schnakenberg               Vice President                                  None
1111 Bagby St.
Houston, TX 77002

Henry V. Sciortino                   Vice President                                  None
1735 Market St.
Philadelphia, PA 19103

Chris Scitti                         Vice President                                  None

Eugene B. Shephard                   Vice President                                  None
1111 Bagby St.
Houston, TX  77002-2510

Lawrence D. Shubnell                 Vice President                                  None

Alexsander M. Stewart                Vice President                                  None
One World Trade Center
New York, NY  10048

Robert S. Trio                       Vice President                                  None
1747 Pennsylvania Ave.
Washington, DC 20006

William A. Verch                     Vice President                                  None

Lewis T. Yeager                      Vice President                                  None

Joseph F. Zunic                      Vice President                                  None

----------
    * All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

          (c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28.  Location of Accounts and Records
          --------------------------------

          State Street Bank and Trust Company
          P.O. Box 1713
          Boston, Massachusetts 02105

Item 29.  Management Services --  none
          -------------------

Item 30.  Undertakings -- none

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, LM Institutional Fund Advisors II, Inc. has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 16th day of July, 1999.

                                        LM INSTITUTIONAL FUND ADVISORS II, INC.

                                             BY:  /s/ EDWARD A. TABER, III
                                                  ------------------------------
                                                      Edward A. Taber, III
                                                      President and Director

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title                      Date
---------                             -----                      ----

/s/ W. Curtis Livingston, III         Director                   July 16, 1999
-----------------------------
W. Curtis Livingston, III*

/s/ Edward A. Taber, III              President and Director     July 16, 1999
------------------------
Edward A. Taber, III*

/s/ Catherine H. Bray                 Director                   July 16, 1999
---------------------
Catherine H. Bray*

/s/ Edmund J. Cashman, Jr.            Director                   July 16, 1999
--------------------------
Edmund J. Cashman, Jr.*

/s/ Emmett J. Rice                    Director                   July 16, 1999
------------------
Emmett J. Rice*

/s/ Robert M. Tarola                  Director                   July 16, 1999
--------------------
Robert M. Tarola*

/s/ Linda R. Taylor                   Director                   July 16, 1999
-------------------
Linda R. Taylor*

/s/ Marie K. Karpinski                Vice President             July 16, 1999
----------------------                and Treasurer
Marie K. Karpinski

*  By: /s/ Marie K. Karpinski
       ----------------------
           Marie K. Karpinski
           Attorney-in Fact Pursuant to
           Powers of Attorney Filed
           previously and for herself